                                                                               .
                                                                               .
                                                                               .

                                         --------------------------------------
                                         OMB APPROVAL
                                         --------------------------------------
                                         OMB Number:                  3235-0578
                                         Expires:                  May 31, 2007
                                         Estimated average burden
                                         hours per response:              21.09
                                         --------------------------------------



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file
number                          811-07890
      -------------------------------------------------------------------------


                              AIM Tax-Exempt Funds
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
-------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:     (713) 626-1919
                                                    ---------------------------

Date of fiscal year end:   3/31
                        ---------------

Date of reporting period:  12/31/06
                         --------------

Item 1.  Schedule of Investments.

                         AIM HIGH INCOME MUNICIPAL FUND
          Quarterly Schedule of Portfolio Holdings - December 31, 2006

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com               HIM-QTR-1 12/06            A I M Advisors, Inc.

AIM HIGH INCOME MUNICIPAL FUND

SCHEDULE OF INVESTMENTS
December 31, 2006
(Unaudited)

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
MUNICIPAL OBLIGATIONS-99.20%
ALASKA-0.20%
Aleutians East Borough (Borough of),
   Alaska (Aleutian Pribilof Islands
   Association, Inc. Project); Series 2006, RB,
   (INS-ACA Financial Guaranty Corp.)
   5.50%, 06/01/36 (a)(b)                               $   1,000   $  1,062,570
                                                                    ------------
ARIZONA-2.89%
Centerra Community Facilities District;
   Series 2005, Unlimited Tax GO,
   5.50%, 07/15/29 (a)                                        395        406,787
                                                                    ------------
Maricopa (County of) Industrial
   Development Authority (Mayo Clinic);
   Series 2006, Health Care Facilities IDR,
   5.00%, 11/15/36 (a)                                      1,485      1,562,012
                                                                    ------------
Pima (County of) Industrial
   Development Authority (Acclaim Charter School
   Project); Series 2006, Educational
   Facility IDR,
   5.70%, 12/01/26 (a)                                      2,200      2,200,374
                                                                    ------------
Pima (County of) Industrial Development Authority
   (Choice Education & Development Corp. Project);
   Series 2006, Educational Facility IDR,
   6.25%, 06/01/26(a)                                       1,000      1,035,560
   6.38%, 06/01/36(a)                                       3,000      3,110,460
                                                                    ------------
Pima (County of) Industrial Development Authority
   (Desert Heights Charter School); Series 2003,
   Educational Facility IDR,
   7.25%, 08/01/19 (a)                                        830        867,358
                                                                    ------------
Pima (County of) Industrial Development Authority
   (Horizon Community Learning Center); Series 2005,
   Refunding IDR,
   5.25%, 06/01/35 (a)                                      1,500      1,490,940
                                                                    ------------
Pima (County of) Industrial Development Authority
   (P.L.C. Charter Schools Project); Series 2006,
   Educational Facilities IDR,
   6.50%, 04/01/26(a)                                       1,000      1,063,090
   6.75%, 04/01/36(a)                                       1,000      1,068,290
                                                                    ------------
Pima (County of) Industrial Development Authority
   (Paradise Education Center Project); Series 2006,
   Refunding Educational Facilities IDR,
   5.88%, 06/01/22(a)                                         285        295,414
   6.00%, 06/01/36(a)                                         830        856,768
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
ARIZONA-(CONTINUED)
Scottsdale (City of) Industrial Development
   Authority (Scottsdale Healthcare); Series 2001,
   Hospital IDR,
   5.80%, 12/01/11 (a)(c)(d)                            $     500   $    551,365
                                                                    ------------
Tucson (City of) Industrial Development Authority
   (Arizona AgriBusiness & Equine Center Inc.);
   Series 2004 A, Educational Facilities IDR,
   6.13%, 09/01/34 (a)                                        500        519,905
                                                                    ------------
                                                                      15,028,323
                                                                    ------------
CALIFORNIA-1.77%
California (State of) Educational Facilities
   Authority (Fresno Pacific University);
   Series 2000 A, RB,
   6.75%, 03/01/19 (a)                                      1,000      1,085,860
                                                                    ------------
California (State of) Educational Facilities
   Authority (Keck Graduate Institute);
   Series 2000, RB,
   6.75%, 06/01/30 (a)                                        390        424,254
                                                                    ------------
California (State of) Health Facilities Authority
   (Cedars-Sinai Medical Center);
   Series 2005, Refunding RB,
   5.00%, 11/15/27 (a)                                      1,000      1,044,340
                                                                    ------------
California (State of) Municipal Finance Authority
   (American Heritage Education Foundation
   Project); Series 2006 A, Education RB,
   5.25%, 06/01/26(a)                                       1,000      1,043,710
   5.25%, 06/01/36(a)                                       1,150      1,192,285
                                                                    ------------
California (State of) Statewide Communities
   Development Authority (Hospice of Napa
   Valley Project); Series 2004 A, RB,
   7.00%, 01/01/34 (a)                                        900        950,490
                                                                    ------------
California (State of) Statewide Communities
   Development Authority (Notre Dame de Namur
   University); Series 2003, RB,
   6.50%, 10/01/23 (a)                                      1,000      1,096,700
                                                                    ------------
Golden State Tobacco Securitization Corp.;
   Series 2005 A, Asset-Backed RB,
   (INS-Financial Guaranty Insurance Co.)
   5.00%, 06/01/35 (a)(b)                                     500        527,920
                                                                    ------------
Turlock (City of) Health Facilities Authority
   (Emanuel Medical Center Inc.);
   Series 2004, COP,
   5.00%, 10/15/24(a)                                         980      1,002,109
                                                                    ------------

AIM HIGH INCOME MUNICIPAL FUND

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
CALIFORNIA-(CONTINUED)
   5.38%, 10/15/34(a)                                   $     800   $    833,728
                                                                    ------------
                                                                       9,201,396
                                                                    ------------
COLORADO-13.75%
Antelope Heights Metropolitan District;
   Series 2003, Limited Tax GO,
   8.00%, 12/01/23 (a)                                        500        552,530
                                                                    ------------
Arapahoe (County of) (Copperleaf Metropolitan
   District No. 2);
   Series 2006, Limited Tax GO,
   5.85%, 12/01/26 (Acquired 09/15/06;
   Cost $1,000,000)(a)(e)                                   1,000      1,020,690
   5.95%, 12/01/36 (Acquired 09/15/06;
   Cost $1,750,000)(a)(e)                                   1,750      1,794,047
                                                                    ------------
Arista Metropolitan District; Series 2005,
   Limited Tax Series GO,
   6.75%, 12/01/35 (a)                                      2,000      2,157,500
                                                                    ------------
Beacon Point Metropolitan District;
   Series 2005 A, Limited Tax GO,
   6.25%, 12/01/35 (a)                                      1,500      1,606,245
                                                                    ------------
Bradburn Metropolitan District No. 3;
   Series 2003, Limited Tax GO,
   7.50%, 12/01/33 (a)                                        500        557,430
                                                                    ------------
Bromley Park Metropolitan District No. 2;
   Series 2002 B, Limited Tax GO,
   8.05%, 12/01/32(a)                                         500        541,255
                                                                    ------------
   Series 2003, Limited Tax GO,
   8.05%, 12/01/32(a)                                         750        811,882
                                                                    ------------
Buckhorn Valley Metropolitan District No. 2;
   Series 2003, Limited Tax GO,
   7.00%, 12/01/23 (a)                                        500        509,130
                                                                    ------------
Castle Oaks Metropolitan District;
   Series 2005, Limited Tax GO,
   6.00%, 12/01/25(a)                                       1,000      1,037,330
   6.13%, 12/01/35(a)                                       1,500      1,553,040
                                                                    ------------
Colorado (State of) Educational & Cultural
   Facilities Authority (Academy Charter School
   Project); Series 2000, RB,
   7.13%, 12/15/10 (a)(c)(d)                                1,195      1,353,397
                                                                    ------------
Colorado (State of) Educational &
   Cultural Facilities Authority
   (Cerebral Palsy of Colorado
   Project); Series 2006 A, RB,
   6.25%, 05/01/36 (a)                                      3,050      3,148,728
                                                                    ------------
Colorado (State of) Educational & Cultural
   Facilities Authority (Charter School-Banning
   Lewis Ranch Academy Project); Series 2006, RB,
   6.13%, 12/15/35 (a)                                      3,000      3,108,480
                                                                    ------------
Colorado (State of) Educational & Cultural
   Facilities Authority (Charter School-Brighton
   School Project); Series 2006, RB,
   6.00%, 11/01/36 (a)                                      1,695      1,670,541
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
COLORADO-(CONTINUED)
Colorado (State of) Educational & Cultural
   Facilities Authority (Charter School-Carbon
   Valley Academy); Series 2006, RB,
   5.63%, 12/01/36 (a)                                  $   1,180   $  1,172,330
                                                                    ------------
Colorado (State of) Educational & Cultural
   Facilities Authority (Charter School-Excel
   Academy Project); Series 2003, RB,
   7.30%, 12/01/11 (a)(c)(d)                                  570        645,998
                                                                    ------------
Colorado (State of) Educational & Cultural
   Facilities Authority (Charter School-Knowledge
   Quest Project); Series 2005, RB,
   6.50%, 05/01/36 (a)                                        945        989,283
                                                                    ------------
Colorado (State of) Educational & Cultural
   Facilities Authority (Charter School-Littleton
   Academy Building Project); Series 2002, RB,
   6.00%, 01/15/12 (a)(c)(d)                                  500        522,600
                                                                    ------------
Colorado (State of) Educational & Cultural
   Facilities Authority (Charter School-Peak to
   Peak Project); Series 2001, RB,
   7.63%, 08/15/11(a)(c)(d)                                   500        584,130
                                                                    ------------
   Series 2004,
   Refunding & Improvement RB (INS-XL
   Capital Assurance Inc.),
   5.25%, 08/15/24(a)(b)                                      500        545,450
                                                                    ------------
Colorado (State of) Educational & Cultural
   Facilities Authority (Charter School-Pioneer
   Charter Project); Series 2003, RB,
   7.75%, 10/15/33 (a)                                        740        784,015
                                                                    ------------
Colorado (State of) Educational & Cultural
   Facilities Authority (Charter School-Platte
   Academy Project); Series 2002 A, RB,
   7.25%, 03/01/10(a)(c)(d)                                   500        542,555
   7.25%, 03/01/10(a)(c)(d)                                   500        552,105
                                                                    ------------
Colorado (State of) Educational & Cultural
   Facilities Authority (Charter School-Ridge View
   Classical Schools Project); Series 2005 A, RB,
   (INS-XL Capital Assurance Inc.)
   5.50%, 08/15/25 (a)(b)                                     445        495,272
                                                                    ------------
Colorado (State of) Educational & Cultural
   Facilities Authority (Charter School-University
   Lab School Project); Series 2001, RB,
   6.13%, 06/01/11(a)(c)(d)                                   150        164,793
   6.25%, 06/01/11(a)(c)(d)                                   500        551,830
                                                                    ------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Academy Inc.
  Project); Series 2003 A, Refunding RB,
  7.00%, 11/01/23 (a)                                         500        561,475
                                                                    ------------
Colorado (State of) Educational & Cultural
   Facilities Authority (Denver Science &
   Technology); Series 2004, RB,
   5.00%, 12/01/13 (a)                                        750        777,383
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
COLORADO-(CONTINUED)
Colorado (State of) Educational & Cultural
   Facilities Authority (Heritage Christian School);
   Series 2004 A, RB,
   7.50%, 06/01/34 (a)                                  $   1,000   $  1,092,160
                                                                    ------------
Colorado (State of) Health Facilities
   Authority (Christian Living Communities Project);
   Series 2006 A, RB,
   5.25%, 01/01/28(a)                                       1,500      1,512,465
   5.75%, 01/01/37(a)                                         500        525,580
                                                                    ------------
Colorado (State of) Health Facilities Authority
   (Portercare Adventist Health);
   Series 2001, Hospital RB,
   6.50%, 11/15/11 (a)(c)(d)                                  500        566,430
                                                                    ------------
Conservatory Metropolitan District;  Series 2003,
   Limited Tax GO,
   7.50%, 12/01/27(a)                                         750        846,345
                                                                    ------------
   Series 2005, Limited Tax GO,
   6.75%, 12/01/34(a)                                         810        873,609
                                                                    ------------
Country Club Village Metropolitan District;
   Series 2006, Limited Tax GO,
   6.00%, 12/01/34 (a)                                        600        616,428
                                                                    ------------
Denver (City of) Health & Hospital Authority;
   Series 2004 A, Refunding Health Care RB,
   6.25%, 12/01/33 (a)                                        500        553,805
                                                                    ------------
Denver West Metropolitan District;
   Series 2005 B, Unlimited Tax GO,
   5.25%, 12/01/30 (a)                                      1,000      1,034,140
                                                                    ------------
Douglas (County of) (Crystal Crossing Metropolitan
   District); Series 2006, Limited Tax GO,
   6.00%, 12/01/36 (a)                                        600        621,468
                                                                    ------------
Fallbrook Metropolitan District;
   Series 2006, Limited Tax GO,
   5.63%, 12/01/26 (a)                                      1,200      1,207,740
                                                                    ------------
Grandby Ranch Metropolitan District;
   Series 2006, Limited Tax GO,
   6.75%, 12/01/36 (a)                                      3,000      3,139,800
                                                                    ------------
High Plains Metropolitan District;
   Series 2005 A, Limited Tax GO,
   6.13%, 12/01/25(a)                                         750        800,363
   6.25%, 12/01/35(a)                                         750        803,122
                                                                    ------------
Huntington Trails Metropolitan
   District; Series 2006, Limited Tax GO,
   6.25%, 12/01/36 (a)                                      1,000      1,047,750
                                                                    ------------
Jordan Crossing Metropolitan District
   Series 2006, Limited Tax GO,
   5.75%, 12/01/36 (a)                                      1,415      1,429,419
                                                                    ------------
Liberty Ranch Metropolitan District;
   Series 2006, Limited Tax GO,
   6.25%, 12/01/36 (a)                                      1,645      1,720,999
                                                                    ------------
Montrose (County of) (Homestead at Montrose Inc.);
   Series 2003 A, Health Care Facilities RB,
   5.75%, 02/01/15(a)                                         250        259,115
   6.75%, 02/01/22(a)                                         200        213,816
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
COLORADO-(CONTINUED)
   7.00%, 02/01/25(a)                                   $     800   $    862,288
                                                                    ------------
Murphy Creek Metropolitan District No. 3;
   Series 2006,
   Refunding & Improvement Limited Tax GO,
   6.00%, 12/01/26(a)                                       2,540      2,658,542
   6.13%, 12/01/35(a)                                       2,000      2,096,440
                                                                    ------------
Neu Towne Metropolitan District;
   Series 2004, Limited Tax GO,
   7.25%, 12/01/34 (a)                                        775        855,608
                                                                    ------------
Northwest Metropolitan District No. 3,
   Series 2005, Limited Tax GO,
   6.13%, 12/01/25(a)                                       1,000      1,064,210
   6.25%, 12/01/35(a)                                       2,000      2,131,400
                                                                    ------------
Piney Creek Village Metropolitan District;
   Series 2005, Limited Tax GO,
   5.50%, 12/01/35 (a)                                      1,200      1,225,476
                                                                    ------------
Riverdale Peaks II Metropolitan District;
   Series 2005, Unlimited Tax GO,
   6.50%, 12/01/35 (a)                                      1,000      1,061,390
                                                                    ------------
Saddle Rock (City of) South Metropolitan
   District No. 2 (Mill Levy Obligation);
   Series 2000, Limited Tax GO,
   7.20%, 12/01/19 (a)                                        500        539,750
                                                                    ------------
Serenity Ridge Metropolitan District No. 2;
   Series 2004, Limited Tax GO,
   7.50%, 12/01/34 (a)                                        750        839,872
                                                                    ------------
Silver Peaks Metropolitan District No. 2;
   Series 2006, Limited Tax GO,
   5.75%, 12/01/36 (a)                                      1,000        997,820
                                                                    ------------
Southlands Metropolitan District No. 1;
   Series 2004, Unlimited Tax GO,
   6.75%, 12/01/16(a)                                         500        553,020
   7.13%, 12/01/34(a)                                         500        554,800
                                                                    ------------
Table Rock Metropolitan District;
   Series 2003, Limited Tax GO,
   7.00%, 12/01/33 (a)                                        745        804,347
                                                                    ------------
University of Colorado Hospital Authority;
   Series 2006 A, RB,
   5.00%, 11/15/37 (a)                                        500        516,975
                                                                    ------------
University of Northern Colorado (Auxiliary
   Facilities System); Series 2001, Refunding &
   Improvement RB,
   (INS-Ambac Assurance Corp.)
   5.00%, 06/01/23 (a)(b)                                   1,000      1,041,240
                                                                    ------------
Wheatlands Metropolitan District No. 2;
   Series 2005, Limited Tax GO,
   6.00%, 12/01/25(a)                                         580        602,069
   6.13%, 12/01/35(a)                                       2,000      2,070,720
                                                                    ------------
Wyndham Hill Metropolitan District No. 2;
   Series 2005, Limited Tax GO,
   6.25%, 12/01/25(a)                                         750        788,393
   6.38%, 12/01/35(a)                                       1,000      1,052,710
                                                                    ------------
                                                                      71,493,068
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
DELAWARE-0.76%
New Castle (County of) (Newark
   Charter School Inc. Project);
   Series 2006, RB,
   5.00%, 09/01/30 (a)                                  $   1,610   $  1,632,073
                                                                    ------------
Sussex (County of) (Cadbury at Lewes Project);
   Series 2006 A,
   First Mortgage RB,
   5.45%, 01/01/16(a)                                         865        880,899
   5.90%, 01/01/26(a)                                         750        794,340
   6.00%, 01/01/35(a)                                         600        635,496
                                                                    ------------
                                                                       3,942,808
                                                                    ------------
DISTRICT OF COLUMBIA-0.51%
District of Columbia Tobacco Settlement Financing
   Corp.; Series 2001,
   Asset-Backed RB,
   6.25%, 05/15/24(a)                                         475        507,979
   6.50%, 05/15/33(a)                                       1,785      2,136,163
                                                                    ------------
                                                                       2,644,142
                                                                    ------------
FLORIDA-5.13%
Concorde Estates Community
   Development District; Series
   2004 B, Capital Improvement RB,
   5.00%, 05/01/11 (a)                                        300        299,922
                                                                    ------------
Cory Lakes Community Development District;
   Series 2001 A,
   Special Assessment GO,
   8.38%, 05/01/17(a)                                         415        474,714
                                                                    ------------
   Series 2001 B,
   Special Assessment GO,
   8.38%, 05/01/17(a)                                         195        200,719
                                                                    ------------
Cypress Lakes Community
   Development District; Series
   2004 A, Special Assessment RB,
   6.00%, 05/01/34 (a)                                        600        635,634
                                                                    ------------
East Homestead Community
   Development District; Series
   2005, Special Assessment RB,
   5.45%, 11/01/36 (a)                                        875        887,399
                                                                    ------------
Florida (State of) Development
   Finance Corp. (Palm Bay Academy
   Inc. Project); Series 2006 A, RB,
   6.00%, 05/15/36 (a)                                      2,130      2,144,250
                                                                    ------------
Halifax (County of) Hospital
   Medical Center; Series 2006 A,
   Hospital Refunding &
   Improvement RB,
   5.25%, 06/01/26 (a)                                      1,000      1,058,540
                                                                    ------------
Islands at Doral Southwest
   Community Development District;
   Series 2003, Special Assessment GO,
   6.38%, 05/01/35 (a)                                        500        538,735
                                                                    ------------
Jacksonville (City of) Economic Development
   Commission (Mayo Clinic); Series 2006, Health
   Care Facilities RB,
   5.00%, 11/15/36 (a)                                      4,000      4,207,440
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
FLORIDA-(CONTINUED)
Lee (County of) Industrial
   Development Authority (Cypress
   Cove at HealthPark); Series
   2002 A, Health Care Facilities IDR,
   6.75%, 10/01/32 (a)                                  $   1,250   $  1,353,637
                                                                    ------------
Miami Beach (City of) Health Facilities Authority
   (Mount Sinai Medical Center);
   Series 2001 A,
   Hospital RB,
   6.70%, 11/15/19(a)                                       1,000      1,101,110
                                                                    ------------
   Series 2004,
   Refunding Hospital RB,
   6.75%, 11/15/29 (Acquired
   04/26/04; Cost $482,320)(a)(e)                             500        568,740
                                                                    ------------
Midtown Miami Community Development District (Parking
   Garage Project);
   Series 2004 A,
   Special Assessment RB,
   6.00%, 05/01/24(a)                                       1,000      1,078,870
   6.25%, 05/01/37(a)                                       1,000      1,089,050
                                                                    ------------
Mount Dora (City of) Health
   Facilities Authority (Waterman
   Village Project); Series 2004
   A, Refunding RB,
   5.75%, 08/15/18 (a)                                        750        759,038
                                                                    ------------
Orange (County of) Health
   Facilities Authority (Adventist
   Health System); Series 2002,
   Hospital RB,
   5.63%, 11/15/12 (a)(c)(d)                                1,065      1,181,319
                                                                    ------------
Orange (County of) Health Facilities Authority
   (Orlando Lutheran Towers, Inc.);
   Series 2005,
   Refunding Health Care Facilities RB,
   5.38%, 07/01/20(a)                                       1,100      1,113,475
   5.70%, 07/01/26(a)                                       1,000      1,034,500
                                                                    ------------
Poinciana Community Development
   District; Series 2000 A,
   Special Assessment RB,
   7.13%, 05/01/31 (a)                                        900        959,616
                                                                    ------------
Principal One Community
   Development District; Series
   2005, Special Assessment GO,
   5.65%, 05/01/35 (a)                                        655        673,851
                                                                    ------------
Reunion East Community
   Development District; Series
   2002 A, Special Assessment RB,
   7.38%, 05/01/33 (a)                                      1,000      1,114,940
                                                                    ------------
St. Johns (County of) Industrial Development
   Authority (Glenmore Project);
   Series 2006 A, IDR,
   5.25%, 01/01/26(a)                                       1,000      1,019,400
   5.38%, 01/01/40(a)                                       1,000      1,025,460
                                                                    ------------
Urban Orlando Community Development District;
   Series 2001 A,
   Capital Improvement Special Assessment GO,
   6.95%, 05/01/33(a)                                         990      1,071,764
                                                                    ------------
   Series 2004,
   Capital Improvement Special Assessment GO,
   6.25%, 05/01/34(a)                                       1,000      1,080,000
                                                                    ------------
                                                                      26,672,123
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
GEORGIA-1.50%
Atlanta (City of) (Atlantic Station Project);
   Series 2001,
   Tax Allocation GO,
   7.75%, 12/01/14(a)                                   $     750   $    828,968
   7.90%, 12/01/24(a)                                         750        833,047
                                                                    ------------
Atlanta (City of) (Eastside Project);
   Series 2005 B,
   Tax Allocation GO,
   5.40%, 01/01/20(a)                                       1,000      1,034,080
   5.60%, 01/01/30(a)                                       2,000      2,072,080
                                                                    ------------
Atlanta (City of) (Princeton
   Lakes Project); Series 2006,
   Tax Allocation GO,
   5.50%, 01/01/31 (Acquired
   03/10/06; Cost $735,000) (a)(e)                            735        750,428
                                                                    ------------
Fulton (County of) Residential Care Facilities
   Authority
   (Canterbury Court Project);
   Series 2004 A, RB,
   6.13%, 02/15/26(a)                                         500        530,685
   6.13%, 02/15/34(a)                                         200        211,698
                                                                    ------------
Rockdale (County of) Development
   Authority (Visy Paper, Inc.
   Project); Series 1993, Solid
   Waste Disposal IDR,
   7.50%, 01/01/26 (a)(f)                                   1,500      1,513,050
                                                                    ------------
                                                                       7,774,036
                                                                    ------------
ILLINOIS-7.81%
Bedford Park (Village of); Series
   2005, Refunding Tax Increment
   Allocation GO,
   5.13%, 12/30/18 (a)                                      1,325      1,333,069
                                                                    ------------
Chicago (City of) (Chatham Ridge Redevelopment
   Project);
   Series 2002,
   Tax Increment Allocation GO,
   5.95%, 12/15/12(a)                                         275        290,419
   6.05%, 12/15/13(a)                                         475        505,870
                                                                    ------------
Chicago (City of) (Lake Shore East Project);
   Series 2003,
   Special Assessment RB,
   6.63%, 12/01/22(a)                                         500        542,335
   6.75%, 12/01/32(a)                                         500        542,815
                                                                    ------------
Dupage (County of) Special Service Area No. 31
   (Monarch
   Landing Project);
   Series 2006,
   Special Tax RB,
   5.40%, 03/01/16(a)                                         250        261,100
   5.63%, 03/01/36(a)                                       1,250      1,308,225
                                                                    ------------
Illinois (State of) Finance Authority (Beacon Hill);
   Series 2005 A,
   Refunding RB,
   5.15%, 02/15/13(a)                                         655        662,113
   5.25%, 02/15/14(a)                                         300        303,321
   5.35%, 02/15/15(a)                                         225        227,993
                                                                    ------------
Illinois (State of) Finance Authority (Clare Oaks
   Project);
   Series 2006 A, RB,
   6.00%, 11/15/27(a)                                       1,000      1,058,740
   6.00%, 11/15/39(a)                                       3,500      3,672,550
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
ILLINOIS-(CONTINUED)
Illinois (State of) Finance
   Authority (Friendship Village
   Schaumburg); Series 2005 A, RB,
   5.38%, 02/15/25 (a)                                  $   1,000   $  1,020,050
                                                                    ------------
Illinois (State of) Finance Authority (Luther Oaks
   Project);
   Series 2006 A, RB,
   6.00%, 08/15/26(a)                                         850        900,932
   5.70%, 08/15/28(a)                                         500        506,205
   6.00%, 08/15/39(a)                                       1,460      1,541,818
                                                                    ------------
Illinois (State of) Finance
   Authority (Lutheran Hillside
   Village); Series 2006,
   Refunding RB,
   5.25%, 02/01/37 (a)                                      1,000      1,048,610
                                                                    ------------
Illinois (State of) Finance Authority (Smith Village
   Project);
   Series 2005 A, RB,
   5.70%, 11/15/20(a)                                         500        512,420
   6.25%, 11/15/35(a)                                       3,000      3,190,800
                                                                    ------------
Illinois (State of) Finance
   Authority (The Landing at
   Plymouth Place Project); Series
   2005 A, RB,
   6.00%, 05/15/37 (a)                                      3,200      3,416,512
                                                                    ------------
Illinois (State of) Finance Authority (Three Crowns
   Park Plaza);
   Series 2006 A, RB,
   5.88%, 02/15/26(a)                                       1,000      1,057,420
   5.88%, 02/15/38(a)                                       1,500      1,580,535
                                                                    ------------
Illinois (State of) Health
   Facilities Authority (Bethesda
   Home & Retirement Center);
   Series 1999 A, RB,
   6.25%, 09/01/14 (a)                                        500        518,445
                                                                    ------------
Illinois (State of) Health
   Facilities Authority (Lutheran
   Hillside Village Project);
   Series 2001 A, RB,
   7.38%, 08/15/11 (a)(c)(d)                                1,000      1,160,820
                                                                    ------------
Illinois (State of) Health
   Facilities Authority (Swedish
   American Hospital); Series
   2000, RB,
   6.88%, 05/15/10 (a)(c)(d)                                  690        756,606
                                                                    ------------
Illinois (State of) Health
   Facilities Authority (Villa St
   Benedict); Series 2003 A-1, RB,
   6.90%, 11/15/33 (a)                                        500        554,850
                                                                    ------------
Illinois (State of) Health
   Facilities Authority; Series
   2003 A, RB,
   7.00%, 11/15/32 (a)                                        800        874,440
                                                                    ------------
Lincolnshire (Village of) Special Service Area No. 1
   (Sedgebrook Project);
   Series 2004,
   Special Tax GO,
   5.00%, 03/01/11(a)                                         520        532,241
   6.25%, 03/01/34(a)                                         750        801,262
                                                                    ------------
Lombard (City of) Public Facilities Corp. (Lombard
   Conference Center &  Hotel);
   Series 2005 A-1,
   First Tier RB,
   6.38%, 01/01/15(a)                                         750        774,353
   7.13%, 01/01/36(a)                                       2,500      2,689,525
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
ILLINOIS-(CONTINUED)
Malta (City of) (Prairie Springs
   Project); Series 2006, Tax
   Increment Allocation GO,
   5.75%, 12/30/25 (Acquired
   09/14/06; Cost $2,000,000) (a)(e)                    $   2,000   $  2,011,720
                                                                    ------------
Metropolitan Pier & Exposition
   Authority (McCormick Place
   Expansion); Series 2002 A,
   Dedicated State Tax RB,
   (INS-MBIA Insurance Corp.)
   5.00%, 12/15/28 (a)(b)                                   1,250      1,310,250
                                                                    ------------
Southwestern Illinois Development Authority (Eden
   Retirement Center Inc. Project);
   Series 2006,
   Senior Care Facility RB,
   5.50%, 12/01/26(a)                                         800        808,496
   5.85%, 12/01/36(a)                                       2,250      2,311,560
                                                                    ------------
                                                                      40,588,420
                                                                    ------------
INDIANA-1.32%
Delaware (County of) Hospital Authority (Cardinal
   Health System Obligated Group);
   Series 2006,
   Hospital RB,
   5.00%, 08/01/24(a)                                       1,000      1,029,100
   5.13%, 08/01/29(a)                                       3,000      3,101,970
                                                                    ------------
Indiana (State of) Health &
   Educational Facility Financing
   Authority (Jackson County
   Schneck Memorial Hospital
   Project); Series 2006 A,
   Hospital RB,
   5.25%, 02/15/36 (a)                                        550        584,336
                                                                    ------------
Petersburg (City of) (Indiana
   Power & Light Co.); Series
   1991, Refunding PCR,
   5.75%, 08/01/21 (a)                                      1,000      1,071,310
                                                                    ------------
St. Joseph (County of) (Holy
   Cross Village Notre Dame
   Project); Series 2006 A,
   Economic Development RB,
   6.00%, 05/15/26 (a)                                      1,015      1,084,690
                                                                    ------------
                                                                       6,871,406
                                                                    ------------
IOWA-2.17%
Des Moines (City of) (Luther Park
   Apartments Inc. Project);
   Series 2004, Sr. Housing RB,
   6.00%, 12/01/23 (a)                                        500        523,035
                                                                    ------------
Iowa (State of) Finance Authority (Bethany Life
   Communities Project);
   Series 2006 A,
   Refunding RB,
   5.45%, 11/01/26(a)                                         345        347,115
   5.55%, 11/01/41(a)                                         795        800,056
                                                                    ------------
Iowa (State of) Finance Authority
   (Friendship Haven Project);
   Series 2004 A, Retirement
   Community RB,
   6.13%, 11/15/32 (a)                                        500        511,240
                                                                    ------------
Marion (City of) (Village Place at Marion Project);
   Series 2005 A,
   Multi-Family Housing RB,
   5.65%, 09/01/25(a)                                         155        156,745
   6.00%, 09/01/35(a)                                         400        407,544
                                                                    ------------
Polk (County of) (Luther Park Health Center Inc.
   Project);

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
IOWA-(CONTINUED)
   Series 2003,
   Health Care Facilities RB,
   6.50%, 10/01/20(a)                                   $     750   $    776,970
                                                                    ------------
   Series 2004,
   Health Care Facilities RB,
   6.00%, 10/01/24(a)                                         290        301,240
   6.15%, 10/01/36(a)                                         600        617,526
                                                                    ------------
Scott (County of) (Ridgecrest Village Project);
   Series 2000 A, RB,
   7.25%, 11/15/10(a)(c)(d)                                   750        845,303
                                                                    ------------
   Series 2004,
   Refunding RB,
   4.75%, 11/15/12(a)                                         750        739,613
   5.63%, 11/15/18(a)                                       1,000      1,041,940
                                                                    ------------
   Series 2006,
   Refunding RB,
   5.25%, 11/15/21(a)                                       1,000      1,038,950
   5.25%, 11/15/27(a)                                       1,500      1,546,500
                                                                    ------------
Washington (City of) (United
   Presbyterian Home Project);
   Series 2006 A, Refunding RB,
   5.60%, 12/01/36 (a)                                      1,615      1,611,657
                                                                    ------------
                                                                      11,265,434
                                                                    ------------
KANSAS-2.37%
Hutchinson (City of) (Wesley
   Towers, Inc.); Series 1999 A,
   Refunding & Improvement Health
   Care Facilities RB,
   6.25%, 11/15/19 (a)                                        750        772,440
                                                                    ------------
Olathe (City of) (Aberdeen
   Village, Inc.); Series 2005 A,
   Refunding Senior Living
   Facility RB,
   5.60%, 05/15/28 (a)                                      1,500      1,511,340
                                                                    ------------
Olathe (City of) (Catholic Care Campus Inc. Project);
   Series 2006 A,
   Senior Living Facility RB,
   6.00%, 11/15/26(a)                                       1,000      1,069,090
   6.00%, 11/15/38(a)                                       2,000      2,142,040
                                                                    ------------
Overland Park Development Corp.
   (Overland Park Convention
   Center Hotel Project); Series
   2001 A, First Tier RB,
   7.38%, 01/01/32 (a)                                      1,500      1,640,745
                                                                    ------------
Overland Park Transportation
   Development District (Grass
   Creek Project); Series 2006,
   Special Assessment RB,
   5.13%, 09/01/28 (a)                                      1,565      1,585,940
                                                                    ------------
Roeland Park (City of) (Roeland
   Park Redevelopment, LLC
   Project); Series 2005, Special
   Obligations Tax Increment
   Allocation RB,
   5.75%, 08/01/24 (a)                                        920        927,075
                                                                    ------------
Roeland Park (City of) Transportation Development
   District
   (TDD #1 Project);
   Series 2005,
   Sales Tax RB,
   5.75%, 12/01/25(a)                                         525        536,954
                                                                    ------------
   Series 2006 A,

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
KANSAS-(CONTINUED)
   Sales Tax RB,
   5.88%, 12/01/09(a)                                   $      40   $     40,835
   5.88%, 12/01/25(a)                                       1,050      1,067,062
Roeland Park (City of) Transportation
   Development District (TDD #2 Project);
   Series 2006 B, Sales Tax RB,
   5.88%, 12/01/25 (a)                                      1,000      1,016,250
                                                                    ------------
                                                                      12,309,771
                                                                    ------------
KENTUCKY-0.18%
Kentucky (State of) Economic
   Development Finance Authority
   (Christian Church Homes of Kentucky, Inc.);
   Series 1998, Health Care Facilities RB,
   5.50%, 11/15/30 (a)                                        700        705,495
                                                                    ------------
Newport (City of) League of Cities
   Funding Trust; Series 2002, Lease
   Program VRD RB,
   (LOC-U.S. Bank, N.A.)
   3.99%, 04/01/32 (g)(h)                                     247        247,000
                                                                    ------------
                                                                         952,495
                                                                    ------------
MAINE-0.10%
Maine (State of) Turnpike Authority;
   Series 2003, Turnpike RB,
   (INS-Ambac Assurance Corp.)
   5.00%, 07/01/33 (a)(b)                                     500        525,420
                                                                    ------------
MARYLAND-1.79%
Annapolis (City of) (Park Place Project);
   Series 2005 A, Special Obligations RB,
   5.35%, 07/01/34 (a)                                      2,000      2,061,220
                                                                    ------------
Anne Arundel (County of) (Parole Town
   Center Project); Series 2002, Tax
   Increment Allocation Financing RB,
   5.00%, 07/01/12 (a)                                        200        202,610
                                                                    ------------
Baltimore (City of) (Strathdale Manor Project);
   Series 2003, Special Obligation RB,
   7.00%, 07/01/33 (a)                                        968      1,086,280
                                                                    ------------
Howard (County of); Series 2000 A,
   Retirement Community RB,
   7.88%, 05/15/10 (a)(c)(d)                                  780        899,504
                                                                    ------------
Maryland (State of) Health & Higher
   Educational Facilities Authority (Edenwald);
   Series 2006 A, RB,
   5.40%, 01/01/31 (a)                                        500        523,810
                                                                    ------------
Maryland (State of) Health & Higher
   Educational Facilities Authority
   (Medstar Health); Series 2004,
   Refunding RB,
   5.50%, 08/15/33 (a)                                      1,250      1,328,112
                                                                    ------------
Maryland (State of) Health & Higher
   Educational Facilities Authority
   (University of Maryland Medical System);
   Series 2000, RB,
   6.75%, 07/01/10 (a)(c)(d)                                1,000      1,108,880
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
MARYLAND-(CONTINUED)
Maryland (State of) Health & Higher
   Educational Facilities Authority
   (Washington Christian Academy);
   Series 2006, RB,
   5.50%, 07/01/38 (a)                                  $   1,000   $  1,004,200
                                                                    ------------
Maryland (State of) Industrial
   Development Finance Authority (Our
   Lady of Good Counsel High School Facility);
   Series 2005 A, IDR,
   6.00%, 05/01/35 (a)                                      1,000      1,074,130
                                                                    ------------
                                                                       9,288,746
                                                                    ------------
MASSACHUSETTS-0.21%
Massachusetts (State of) Development
   Finance Agency (Briarwood);
   Series 2001 B, RB,
   7.50%, 12/01/10 (a)(c)(d)                                  500        570,430
                                                                    ------------
Massachusetts (State of) Health &
   Educational Facilities Authority
   (Christopher House, Inc.);
   Series 1999 A, Refunding RB,
   6.88%, 01/01/29 (a)                                        500        518,140
                                                                    ------------
                                                                       1,088,570
                                                                    ------------
MICHIGAN-3.64%
Chandler Park Academy; Series 2005,
   Michigan Public School Academy RB,
   5.13%, 11/01/30 (a)                                      1,050      1,054,735
                                                                    ------------
Detroit Community High School;
   Series 2005,
   Michigan Public School Academy RB,
   5.65%, 11/01/25(a)                                       1,485      1,492,559
   5.75%, 11/01/30(a)                                       1,000      1,007,830
                                                                    ------------
Gaylord (City of) Hospital Finance
   Authority (Otsego Memorial Hospital Association);
   Series 2004, Refunding Limited Obligation RB,
   6.50%, 01/01/31 (a)                                        700        735,595
                                                                    ------------
Gogebic (County of) Hospital Finance Authority
   (Grand View Health System, Inc.);
   Series 1999, Refunding RB,
   5.88%, 10/01/16 (a)                                        920        936,882
                                                                    ------------
Kent (County of) Hospital Finance Authority
   (Metropolitan Hospital Project);
   Series 2005 A, RB,
   5.75%, 07/01/25 (a)                                        500        542,235
                                                                    ------------
Kentwood (City of) Economic Development Corp.
   (Holland Home Obligated Group);
   Series 2006 A, Limited Obligation RB,
   5.38%, 11/15/36 (a)                                      1,500      1,550,370
                                                                    ------------
Kentwood (City of) Economic Development Corp.
   (Holland Home); Series 2006 A, Limited
   Obligation RB,
   5.38%, 11/15/37 (a)                                      1,750      1,805,930
                                                                    ------------
Mecosta (County of) General Hospital;
   Series 1999, Refunding Unlimited Tax GO,
   6.00%, 05/15/18 (a)                                        500        515,265
                                                                    ------------
Michigan (State of) Hospital Finance Authority
   (Presbyterian Village); Series 2005,

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
MICHIGAN-(CONTINUED)
   Refunding RB,
   4.88%, 11/15/16(a)                                   $     685   $    704,077
   5.25%, 11/15/25(a)                                         450        468,059
   5.50%, 11/15/35(a)                                         750        788,782
                                                                    ------------
Michigan (State of) Municipal Bond Authority (YMCA
   Service Learning Academy Project);
   Series 2001,
   Public School Academy Facilities Program RB,
   7.63%, 10/01/21(a)                                         700        761,579
   7.75%, 10/01/31(a)                                         500        543,185
                                                                    ------------
Michigan (State of) Strategic Fund
   (Detroit Edison Pollution Control);
   Series 2001 C, Refunding Limited Obligation PCR,
   5.45%, 09/01/29 (a)                                        500        529,200
                                                                    ------------
Monroe (County of) Hospital Finance Authority
   (Mercy Memorial Hospital Corp. Obligated Group);
   Series 2006, Hospital Refunding RB,
   5.38%, 06/01/26 (a)                                        500        526,570
   5.50%, 06/01/35 (a)                                        500        527,000
                                                                    ------------
Summit Academy North;
   Series 2005,
   Refunding Michigan Public School Academy RB,
   5.35%, 11/01/25(a)                                         500        502,585
   5.50%, 11/01/30(a)                                       2,500      2,523,300
                                                                    ------------
Wenonah Park Properties, Inc. (Bay City Hotel);
   Series 2002, RB,
   7.88%, 04/01/22(a)                                         500        487,295
   7.50%, 04/01/33(a)                                       1,000        929,750
                                                                    ------------
                                                                      18,932,783
                                                                    ------------
MINNESOTA-11.16%
Apple Valley (City of) Economic Development Authority
   (Evercare Senior Living LLC Projects);
   Series 2005 A, Health Care RB,
   6.13%, 06/01/35 (a)                                      2,240      2,267,014
                                                                    ------------
Becker (City of) (Shepherd of Grace Project);
   Series 2006,
   Senior Housing RB,
   5.75%, 05/01/24(a)                                         715        729,936
   5.88%, 05/01/29(a)                                       1,000      1,019,410
   5.88%, 05/01/33(a)                                       1,000      1,016,340
   5.88%, 05/01/41(a)                                         740        749,072
   6.00%, 05/01/41(a)                                       1,000      1,019,980
                                                                    ------------
Carlton (City of) Health Care &
   Housing Facilities (Inter-Faith
   Care Center Project); Series
   2006, Refunding RB,
   5.70%, 04/01/36 (a)                                      1,500      1,530,225
                                                                    ------------
Cloquet (City of) (HADC Cloquet LLC Project);
   Series 2005 A,
   Refunding Housing Facilities RB,
   5.00%, 08/01/20(a)                                         575        578,502
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
MINNESOTA-(CONTINUED)
   5.50%, 08/01/25(a)                                   $   1,035   $  1,046,902
   5.88%, 08/01/35(a)                                         865        877,672
                                                                    ------------
Cold Spring (City of) (Assumption Home, Inc.);
   Series 2005,
   Nursing Home & Senior Housing RB,
   5.50%, 03/01/25(a)                                         425        436,356
   5.75%, 03/01/35(a)                                         600        613,080
                                                                    ------------
Duluth (City of) Economic Development
   Authority (Benedictine Health System-St.
   Mary's Duluth Clinic);
   Series 2004, Health Care Facilities RB,
   5.25%, 02/15/33 (a)                                        500        521,660
                                                                    ------------
Edina (City of) (Volunteers of America Care Centers
   Project);
   Series 2002 A, Health Care Facilities RB,
   6.63%, 12/01/22(a)                                         250        272,528
   6.63%, 12/01/30(a)                                         250        271,723
                                                                    ------------
Eveleth (City of) (Manor House Woodland);
   Series 2006, Sr. Housing MultiFamily RB,
   5.50%, 10/01/25(a)                                         510        512,244
   5.70%, 10/01/36(a)                                       3,000      3,037,770
                                                                    ------------
Fairmont (City of) (Goldfinch Estates-Governmental
   and Educational Assistance Corp. Project);
   Series 2005 A, Housing Facilities RB,
   6.25%, 10/01/25 (a)                                      2,500      2,584,300
                                                                    ------------
Fairmont (City of) (Homestead-Governmental and
   Educational Assistance Corp. Project);
   Series 2002 A-1, Housing Facilities RB,
   7.25%, 04/01/22 (a)                                        915        978,949
                                                                    ------------
Glencoe (City of) (Glencoe Regional Health Services
   Project);
   Series 2001, Health Care Facilities RB,
   7.40%, 04/01/11(a)(c)(d)                                   250        284,365
   7.50%, 04/01/11(a)(c)(d)                                   500        570,665
                                                                    ------------
   Series 2005, Health Care Facilities RB,
   5.00%, 04/01/31(a)                                       1,000      1,027,110
                                                                    ------------
Inver Grove Heights (City of)
   (Presbyterian Homes Bloomington Care Center,
   Inc. Project); Series 2006,
   Refunding Nursing Home RB,
   5.50%, 10/01/33 (a)                                        510        518,772
                                                                    ------------
Inver Grove Heights (City of) (Presbyterian
   Homes Care);
   Series 2006, Refunding Nursing Home RB,
   5.50%, 10/01/41 (a)                                        455        459,964
                                                                    ------------
Maplewood (City of) (Volunteers of America
   Care Center Project);
   Series 2005 A, Health Care Facilities RB,
   5.00%, 10/01/13(a)                                         775        776,263
   5.25%, 10/01/19(a)                                       1,250      1,261,075
   5.38%, 10/01/24(a)                                       2,500      2,526,925
                                                                    ------------
Minneapolis (City of) (Grant Park Project);
   Series 2006, Tax Increment Allocation GO,
   5.35%, 02/01/30 (a)                                        300        302,007
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
MINNESOTA-(CONTINUED)
Minneapolis (City of) (Shelter Care Foundation);
   Series 1999 A, Health Care Facilities RB,
   6.00%, 04/01/10 (a)                                  $     490   $    491,666
                                                                    ------------
Minneapolis (City of) (Village at St. Anthony Falls
   Project); Series 2004, Refunding Tax Increment GO,
   5.75%, 02/01/27 (a)                                        605        624,306
                                                                    ------------
Moorehead (City of) (Sheyenne Crossing Project);
   Series 2006, Senior Housing RB,
   5.65%, 04/01/29 (a)                                      2,355      2,402,736
                                                                    ------------
Moorhead (City of) Economic Development Authority
   (Eventide Catered Living Facility Project);
   Series 1998 A, Refunding Multi-Family Housing RB,
   6.00%, 06/01/18 (a)                                        500        500,570
                                                                    ------------
Northfield (City of) Housing and Redevelopment
   Authority (Northfield Retirement Project);
   Series 2006 A, Refunding RB,
   5.38%, 12/01/36 (a)                                      1,000        997,740
                                                                    ------------
Northwest Multi-County Housing & Redevelopment
   Authority (Pooled Housing Program);
   Series 2005 A,
   Refunding Governmental Housing RB,
   5.35%, 07/01/15(a)                                          70         69,976
   6.20%, 07/01/30(a)                                       2,000      2,034,460
                                                                    ------------
Oakdale (City of) (Oak Meadows Project);
   Series 2004, Refunding Senior Housing RB,
   6.00%, 04/01/24 (a)                                      1,000      1,052,330
                                                                    ------------
Oronoco (City of) (Wedum Shorewood Campus Project);
   Series 2006, Refunding MultiFamily Housing RB,
   5.25%, 06/01/26 (a)                                      1,000        995,140
                                                                    ------------
Owatonna (City of) (Senior Living Project):
   Series 2006 A, Senior Housing RB,
   5.80%, 10/01/29 (a)                                        800        816,856
                                                                    ------------
Park Rapids (City of) (CDL Homes LLC Project);
   Series 2006,
   Housing & Health Facilities RB,
   5.25%, 08/01/26(a)                                         140        141,828
   5.40%, 08/01/36(a)                                         650        656,006
                                                                    ------------
Park Rapids (City of) (Mankato Lutheran Homes, Inc.
   Project); Series 2006, Health Facilities RB,
   5.60%, 08/01/36 (a)                                        530        536,763
                                                                    ------------
Pine City (City of) (Lakes International Language
   Academy Project);
   Series 2006 A, Lease RB,
   6.00%, 05/01/26(a)                                         480        488,016
   6.25%, 05/01/35(a)                                         550        559,471
                                                                    ------------
Ramsey (City of) (Pact Charter School Project);
   Series 2004 A, Lease RB,
   6.50%, 12/01/22(a)                                         925        993,311
   6.75%, 12/01/33(a)                                         150        161,724
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
MINNESOTA-(CONTINUED)
Rochester (City of) (Mayo Clinic);
   Series 2006, Health Care Facilities RB,
   5.00%, 11/15/36 (a)                                  $   2,760   $  2,903,134
                                                                    ------------
Rochester (City of) (Samaritan Bethany Inc. Project);
   Series 2003 A,
   Health Care & Housing RB,
   5.38%, 08/01/12(a)                                         165        168,211
   5.50%, 08/01/13(a)                                         195        200,068
   6.25%, 08/01/19(a)                                       1,100      1,140,722
                                                                    ------------
Roseau (City of) (Oak Crest Project);
   Series 2006, Senior Housing RB,
   5.50%, 11/01/42 (a)                                      2,005      2,016,248
                                                                    ------------
Shakopee (City of) (St. Francis Regional
   Medical Center);
   Series 2004, Health Care
   Facilities RB,
   5.25%, 09/01/34 (a)                                        500        525,355
                                                                    ------------
St. Cloud (City of) Housing & Redevelopment Authority
   (Sterling Heights Apartments Project);
   Series 2002, Multi-Family Housing RB,
   7.00%, 10/01/23(a)(f)                                      495        514,137
   7.45%, 10/01/32(a)(f)                                      155        163,801
                                                                    ------------
St. Louis Park (City of) (Roitenberg Family Assisted
   Living Residence Project);
   Series 2006, Refunding RB,
   5.63%, 08/15/33 (a)                                      1,630      1,658,166
                                                                    ------------
St. Paul (City of) Housing & Redevelopment Authority
   (Community of Peace Academy
   Project); Series 2001 A, Lease RB,
   7.38%, 12/01/10 (a)(c)(d)                                  900      1,030,464
                                                                    ------------
St. Paul (City of) Housing & Redevelopment Authority
   (Hmong Academy Project);
   Series 2006 A, Lease RB,
   5.75%, 09/01/26(a)                                         300        302,295
   6.00%, 09/01/36(a)                                         390        394,095
                                                                    ------------
St. Paul (City of) Housing & Redevelopment Authority
   (New Spirit Charter School);
   Series 2002 A, Lease RB,
   7.50%, 12/01/31 (a)                                        890        937,900
                                                                    ------------
St. Paul (City of) Housing & Redevelopment Authority
   (Minnesota Business Academy Project);
   Series 2005, Refunding Lease RB,
   6.50%, 01/01/22 (a)(i)(j)                                1,620      1,155,692
                                                                    ------------
St. Paul (City of) Port Authority
   (Radisson Kellogg Project);
   Series 1999 2, Hotel Facility RB,
   7.38%, 08/01/08 (a)(c)(d)                                1,225      1,330,362
                                                                    ------------
Vadnais Heights (City of) (Agriculture &
   Food Sciences);
   Series 2004 A, Lease RB,
   6.38%, 12/01/24(a)                                         900        918,504
   6.60%, 12/01/34(a)                                         275        280,088
                                                                    ------------
Woodbury (City of) (Math & Science Academy Project);
   Series 2002 A, Refunding Lease RB,
   7.38%, 12/01/24(a)                                         250        271,800
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
MINNESOTA-(CONTINUED)
   7.50%, 12/01/31(a)                                   $     750   $    814,530
                                                                    ------------
                                                                      58,039,280
                                                                    ------------
MISSOURI-4.39%
370/Missouri Bottom Road/Tussing Road Transportation
   Development District;
   Series 2002, RB,
   7.00%, 05/01/22(a)                                         750        835,080
   7.20%, 05/01/33(a)                                         500        557,275
                                                                    ------------
Belton (City of) (Belton Town Centre Project);
   Series 2006,
   Tax Increment Allocation RB,
   5.00%, 03/01/10(a)                                          50         50,530
   5.00%, 03/01/11(a)                                         155        156,996
   5.00%, 03/01/12(a)                                         125        126,783
   5.00%, 03/01/14(a)                                         175        175,774
   5.13%, 03/01/15(a)                                         125        125,488
   5.25%, 03/01/16(a)                                         100        101,044
   5.50%, 03/01/20(a)                                         250        254,393
   5.63%, 03/01/25(a)                                         600        609,834
                                                                    ------------
Branson (City of) Industrial
   Development Authority (Branson
   Landing-Retail Project); Series
   2005, Tax Increment Allocation GO,
   5.25%, 06/01/21 (a)                                      1,500      1,527,000
                                                                    ------------
Chillicothe (City of) (South U.S. 65 Project);
   Series 2006,
   Tax Increment Allocation GO,
   5.50%, 04/01/21(a)                                       1,000      1,030,250
   5.63%, 04/01/24(a)                                       1,100      1,132,681
                                                                    ------------
Des Peres (City of) (West County
   Center Project); Series 2002 A,
   Refunding Tax Increment RB,
   5.75%, 04/15/20 (a)                                      1,000      1,029,510
                                                                    ------------
Desloge (City of) (U.S. Highway
   67/State Street Redevelopment
   Project); Series 2005,
   Refunding Tax Increment
   Allocation GO,
   5.20%, 04/15/20 (a)                                        925        935,425
                                                                    ------------
Fenton (City of) (Gravois Bluffs
   Project); Series 2001 A,
   Refunding & Improvement Tax
   Increment RB,
   7.00%, 10/01/11 (a)(c)(d)                                1,015      1,166,468
                                                                    ------------
Grandview (City of) Industrial
   Development Authority
   (Grandview Crossing Project 1);
   Series 2006, Tax Increment Allocation IDR,
   5.75%, 12/01/28 (a)                                      1,250      1,311,537
                                                                    ------------
Grindstone (City of) Transportation Development
   District; Series 2006 A,
   Transportation Sales RB,
   5.50%, 10/01/31(a)                                         350        355,114
   5.55%, 10/01/36(a)                                         500        506,380
                                                                    ------------
Hanley Road & North of Folk Ave. Transportation
   District; Series 2005, RB,
   5.00%, 10/01/25(a)                                         905        921,227
   5.40%, 10/01/31(a)                                         750        765,495
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
MISSOURI-(CONTINUED)
Kansas City (City of) Industrial
   Development Authority (The
   Bishop Spencer Place, Inc.);
   Series 2004 A, First Mortgage
   Health Care Facilities IDR,
   6.25%, 01/01/24 (a)                                  $     500   $    528,660
                                                                    ------------
Maplewood (City of) (Maplewood South Redevelopment
   Area); Series 2005,
   Refunding Tax Increment RB,
   5.20%, 11/01/22(a)                                         500        510,320
   5.75%, 11/01/26(a)                                       1,350      1,393,254
                                                                    ------------
Ozark Centre Transportation
   Development District (Ozark
   Centre Project); Series 2005,
   Transportation Sales Tax RB,
   5.38%, 09/01/32 (a)                                        175        176,346
                                                                    ------------
Raymore (City of);
   Series 2005,
   Tax Increment Allocation RB,
   5.38%, 03/01/20(a)                                         500        507,220
   5.63%, 03/01/28(a)                                       1,250      1,269,937
                                                                    ------------
Richmond Heights (City of)
   (Francis Place Redevelopment
   Project); Series 2005,
   Refunding & Improvement
   Allocation Tax Increment &
   Transportation Sales Tax RB,
   5.63%, 11/01/25 (a)                                        750        761,317
                                                                    ------------
St. Joseph (City of) Industrial Development
   Authority (The Shoppes at North Village
   Project); Series 2005 A,
   Tax Increment Allocation IDR,
   5.25%, 11/01/13(a)                                         500        512,805
   5.38%, 11/01/24(a)                                         500        506,660
   5.50%, 11/01/27(a)                                         750        765,487
   Series 2005 B,
   Tax Increment RB,
   5.38%, 11/01/23(a)                                         500        508,270
   5.50%, 11/01/27(a)                                       1,000      1,020,650
Strother Interchange
   Transportation Development
   District (District Road
   Improvement Project); Series 2006, RB,
   5.00%, 05/01/24 (a)                                        675        681,223
                                                                    ------------
                                                                      22,816,433
                                                                    ------------
MONTANA-0.15%
Montana (State of) Facility
   Finance Authority (St. Johns
   Lutheran); Series 2006 A,
   Senior Living RB,
   6.13%, 05/15/36 (a)                                        750        786,675
                                                                    ------------
NEVADA-0.33%
Las Vegas Valley Water District;
   Series 2003 A, Refunding &
   Water Improvement Limited Tax GO,
   (INS-Financial Guaranty Insurance Co.)
   5.00%, 06/01/32 (a)(b)                                   1,150      1,204,395
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
NEVADA-(CONTINUED)
University and Community College
   System of Nevada; Series 2002
   A, Universities RB, (INS-Financial Guaranty
   Insurance Co.)
   5.40%, 07/01/31 (a)(b)                               $     500   $    530,840
                                                                    ------------
                                                                       1,735,235
                                                                    ------------
NEW HAMPSHIRE-0.52%
New Hampshire (State of) Business
   Finance Authority (Alice Peck
   Day Health System); Series 1999 A, RB,
   6.88%, 10/01/19 (a)                                      1,050      1,113,504
                                                                    ------------
New Hampshire (State of) Health & Education
   Facilities Authority (The Huntington at Nashua);
   Series 2003 A, RB,
   6.88%, 05/01/23(a)                                         750        807,810
   6.88%, 05/01/33(a)                                         750        804,323
                                                                    ------------
                                                                       2,725,637
                                                                    ------------
NEW JERSEY-2.30%
New Jersey (State of) Economic
   Development Authority (Arbor);
   Series 1998 A, Sr. Mortgage RB,
   5.88%, 05/15/16 (a)                                        120        124,080
                                                                    ------------
New Jersey (State of) Economic
   Development Authority (Cedar
   Crest Village, Inc. Facility);
   Series 2001 A, Retirement Community RB,
   7.25%, 11/15/11 (a)(c)(d)                                  500        573,900
                                                                    ------------
New Jersey (State of) Economic Development Authority
   (Continental Airlines, Inc. Project);
   Series 1999,
   Special Facility RB,
   6.25%, 09/15/29(a)(f)                                    1,000      1,032,580
                                                                    ------------
   Series 2000, Special Facility RB,
   7.00%, 11/15/30(a)(f)                                      565        605,092
   7.20%, 11/15/30(a)(f)                                      425        455,634
                                                                    ------------
   Series 2003,
   Special Facility RB,
   9.00%, 06/01/33(a)(f)                                      500        619,855
                                                                    ------------
New Jersey (State of) Economic Development
   Authority (Lions Gate Project);
   Series 2005 A,
   First Mortgage RB,
   5.00%, 01/01/15(a)                                         825        841,352
   5.75%, 01/01/25(a)                                         710        739,550
   5.88%, 01/01/37(a)                                       1,360      1,426,110
                                                                    ------------
New Jersey (State of) Economic Development Authority
   (Seashore Gardens Living Center Project);
   Series 2001, First Mortgage RB,
   8.00%, 04/01/11(a)(c)(d)                                   800        935,288
   8.00%, 04/01/11(a)(c)(d)                                   500        584,555
   Series 2006, First Mortgage RB,
   5.30%, 11/01/26(a)                                         600        608,778
   5.38%, 11/01/36(a)                                         700        708,911
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
NEW JERSEY-(CONTINUED)
New Jersey (State of) Health Care Facilities
   Financing Authority (Raritan Bay Medical Center);
   Series 1994, RB,
   7.25%, 07/01/14(a)                                   $      50   $     51,240
   7.25%, 07/01/27(a)                                       1,750      1,793,400
                                                                    ------------
New Jersey (State of)
   Transportation Trust Fund
   Authority; Series 2005 B, Transportation
   System RB, (INS-Ambac Assurance Corp.)
   5.25%, 12/15/23 (a)(b)                                     750        859,567
                                                                    ------------
                                                                      11,959,892
                                                                    ------------
NEW MEXICO-0.30%
Mariposa East Public Improvement District;
   Series 2006,
   Unlimited Tax GO,
   5.75%, 09/01/21(a)                                         500        521,235
   6.00%, 09/01/32(a)                                       1,000      1,041,980
                                                                    ------------
                                                                       1,563,215
                                                                    ------------
NEW YORK-4.27%
East Rochester (Village of)
   Housing Authority (Woodland
   Village Project); Series 2006,
   Refunding Senior Living RB,
   5.50%, 08/01/33 (a)                                      1,700      1,752,105
                                                                    ------------
Erie (County of) Industrial Development Agency
   (Orchard Park CCRC, Inc. Project);
   Series 2006 A, IDR,
   6.00%, 11/15/26(a)                                       1,100      1,182,192
   6.00%, 11/15/36(a)                                       2,000      2,144,600
                                                                    ------------
Monroe (County of) Industrial
   Development Agency (Woodland
   Village Project); Series 2000,
   Civic Facility IDR,
   8.55%, 11/15/10 (a)(c)(d)                                1,000      1,185,460
                                                                    ------------
New York (State of) Dormitory
   Authority (Mount Sinai NYU
   Health Obligated Group); Series 2000, RB,
   5.50%, 07/01/26 (a)                                        500        507,925
                                                                    ------------
New York City (City of)
   Industrial Development Agency (Liberty-7
   World Trade Center); Series 2005 A, IDR,
   6.25%, 03/01/15 (a)                                      3,000      3,194,790
                                                                    ------------
New York Liberty Development
   Corp. (Goldman Sachs Headquarters
   Issue); Series 2005, RB,
   5.25%, 10/01/35 (a)                                      5,000      5,788,200
                                                                    ------------
Onondaga (County of) Industrial
   Development Agency (Solvay Paperboard LLC
   Project); Series 1998, Refunding Solid Waste
   Disposal Facility IDR,
   7.00%, 11/01/30 (a)(f)                                   2,000      2,085,320
                                                                    ------------
Orange (County of) Industrial
   Development Agency (Arden Hill
   Life Care Center Newburgh); Series 2001 C,
   Civic Facility IDR,
   7.00%, 08/01/31 (a)                                        550        586,976
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
NEW YORK-(CONTINUED)
Suffolk (County of) Industrial
   Development Agency (Jefferson's Ferry Project);
   Series 2006, Refunding Continuing Care
   Retirement Community IDR,
   5.00%, 11/01/28 (a)                                  $   1,000   $  1,024,120
                                                                    ------------
Suffolk (County of) Industrial
   Development Agency (Spellman
   High-Voltage Electronics Corp.
   Facility); Series 1997 A, IDR,
   6.38%, 12/01/17 (a)(f)                                     340        342,088
                                                                    ------------
Syracuse (City of) Industrial Development Agency
   (Jewish Home of Central New York, Inc.);
   Series 2001 A,
   First Mortgage IDR,
   7.38%, 03/01/21(a)                                         350        378,910
   7.38%, 03/01/31(a)                                         500        540,135
                                                                    ------------
Westchester (County of) Industrial Development Agency
   (Hebrew Hospital Senior Housing Inc.);
   Series 2000 A, Continuing Care Retirement IDR,
   7.00%, 07/01/21(a)                                         600        643,428
   7.38%, 07/01/30(a)                                         500        539,300
                                                                    ------------
Westchester Tobacco Asset
   Securitization Corp.; Series
   2005, Tobacco Settlement Asset-Backed RB,
   5.00%, 06/01/26 (a)                                        300        307,437
                                                                    ------------
                                                                      22,202,986
                                                                    ------------
NORTH CAROLINA-0.92%
North Carolina (State of) Medical
   Care Commission (Arbor Acres
   United Methodist Retirement Community, Inc.
   Project); Series 2002, First Mortgage
   Health Care Facilities RB,
   6.38%, 03/01/32 (a)                                        500        536,120
                                                                    ------------
North Carolina (State of) Medical
   Care Commission (Forest at Duke Project);
   Series 2002, First Mortgage Retirement
   Facilities RB,
   6.38%, 09/01/32 (a)                                        250        267,475
                                                                    ------------
North Carolina (State of) Medical
   Care Commission (Pennybyrn at Maryfield
   Project); Series 2005 A, First Mortgage
   Health Care Facilities RB,
   6.13%, 10/01/35 (a)                                      1,300      1,381,718
                                                                    ------------
North Carolina (State of) Medical
   Care Commission (Presbyterian);
   Series 2006 B, Refunding First Mortgage
   Retirement Facilities RB,
   5.20%, 10/01/21 (a)                                      1,500      1,548,075
                                                                    ------------
North Carolina (State of) Medical
   Care Commission (The Presbyterian Homes
   Obligated Group); Series 2006, First
   Mortgage Health Care Facilities RB,
   5.60%, 10/01/36 (a)                                      1,000      1,049,730
                                                                    ------------
                                                                       4,783,118
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
NORTH DAKOTA-0.58%
Burleigh (County of) (Slope
   Lutheran Care Center) Series 2006, Refunding IDR,
   5.38%, 11/01/28 (a)                                  $     750   $    762,075
                                                                    ------------
Grand Forks (City of) (4000 Valley Square Project);
   Series 1997, Special Term Senior Housing RB,
   6.38%, 12/01/07(a)(c)(d)                                   710        724,520
   Series 2006, Refunding Senior Housing RB,
   5.13%, 12/01/21(a)                                         500        503,540
   5.30%, 12/01/34(a)                                       1,005      1,015,060
                                                                    ------------
                                                                       3,005,195
                                                                    ------------
OHIO-2.94%
Adams (County of) (Adams County Hospital Project);
   Series 2005,
   Hospital Facilities Improvement RB,
   5.00%, 09/01/07(a)                                         340        340,000
   5.25%, 09/01/08(a)                                         355        355,199
   5.50%, 09/01/09(a)                                         375        375,889
   5.75%, 09/01/10(a)                                         395        396,438
                                                                    ------------
Cleveland (City of)-Cuyahoga (County of) Port
   Authority (St. Clarence-Governmental and
   Educational Assistance Corp., LLC Project);
   Series 2006 A, Senior Housing RB,
   6.00%, 05/01/21(a)                                       1,000      1,029,770
   6.13%, 05/01/26(a)                                         700        721,805
   6.25%, 05/01/38(a)                                       2,710      2,800,568
                                                                    ------------
Cleveland (City of)-Cuyahoga
   (County of) Port Authority; Series 2001,
   Special Assessment Tax Increment RB,
   7.35%, 12/01/31 (a)                                      1,000      1,104,620
                                                                    ------------
Cuyahoga (County of) (Canton Inc.
   Project); Series 2000, Hospital Facilities RB,
   7.50%, 01/01/30 (a)                                        750        837,127
                                                                    ------------
Franklin (County of) (Ohio Presbyterian Retirement
   Services); Series 2001 A,
   Health Care Facilities RB,
   7.13%, 07/01/11(a)(c)(d)                                   500        573,840
                                                                    ------------
   Series 2005 A, Health Care Facilities
   Improvement RB,
   5.00%, 07/01/26(a)                                         350        360,245
   5.13%, 07/01/35(a)                                       1,250      1,289,487
                                                                    ------------
Lucas (County of) (Sunset Retirement Communities);
   Series 2000 A, Refunding & Improvement Health
   Care Facilities RB,
   6.50%, 08/15/20(a)                                         500        538,105
   6.55%, 08/15/24(a)                                         500        538,235
                                                                    ------------
Madison (County of) (Madison
   County Hospital Project); Series 1998, Refunding
   Hospital Improvement RB,
   6.25%, 08/01/08 (a)(c)(d)                                  590        604,868
                                                                    ------------
Norwood (City of) (Cornerstone at Norwood Project);
   Series 2006, Tax Increment Financing RB,
   5.25%, 12/01/15(a)                                       1,080      1,081,091
   5.75%, 12/01/20(a)                                       1,300      1,322,620
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
OHIO-(CONTINUED)
Toledo (City of) & Lucas (County of) Port Authority
   (St. Mary Woods Project);
   Series 2004 A, RB,
   6.00%, 05/15/24(a)                                   $     500   $    512,055
   6.00%, 05/15/34(a)                                         500        508,065
                                                                    ------------
                                                                      15,290,027
                                                                    ------------
OKLAHOMA-1.61%
Oklahoma (County of) Finance Authority
   (Epworth Villa Project);
   Series 2005 A,
   Refunding RB,
   5.00%, 04/01/15(a)                                       1,025      1,010,148
   5.70%, 04/01/25(a)                                       2,500      2,586,225
                                                                    ------------
Oklahoma (County of) Finance
   Authority (Oxford Oaks
   Apartments Projects);
   Series 2000, Refunding Multi-Family
   Housing VRD RB,
(CEP-Federal National Mortgage Association)
   3.64%, 07/15/30 (h)                                      4,107      4,107,000
                                                                    ------------
Oklahoma (State of) Development
   Finance Authority (Comanche
   County Hospital Project);
   Series 2002 B, RB,
   6.60%, 07/01/31 (a)                                        625        688,662
                                                                    ------------
                                                                       8,392,035
                                                                    ------------
OREGON-0.67%
Clackamas (County of) Hospital
   Facility Authority
   (Gross-Willamette Falls
   Project); Series 2005,
   Refunding RB,
   5.13%, 04/01/26 (a)                                      1,000      1,010,300
                                                                    ------------
Oregon (State of) Health,
   Housing, Educational & Cultural
   Facilities Authority (Oregon
   Baptist Retirement Homes);
   Series 1996, RB,
   8.00%, 11/15/26 (a)                                        735        748,443
                                                                    ------------
Yamhill (County of) Hospital
   Authority (Friendsview
   Retirement Community);
   Series 2003, RB,
   7.00%, 12/01/21 (a)                                      1,555      1,737,355
                                                                    ------------
                                                                       3,496,098
                                                                    ------------
PENNSYLVANIA-5.19%
Allegheny (County of) Hospital
   Development Authority (Villa
   Saint Joseph of Baden);
   Series 1998, Health Care Facilities RB,
   6.00%, 08/15/28 (a)                                        500        505,300
                                                                    ------------
Allegheny (County of) Industrial
   Development Authority (Propel
   Schools-Homestead Project);
   Series 2004 A, Charter School IDR,
   7.00%, 12/15/15 (a)                                        780        827,510
                                                                    ------------
Allegheny (County of)
   Redevelopment Authority
   (Pittsburgh Mills Project);
   Series 2004, Tax Allocation RB,
   5.60%, 07/01/23 (a)                                        500        531,615
                                                                    ------------
Blair (County of) Industrial Development Authority
   (Village of Pennsylvania State Project);
   Series 2002 A,

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
PENNSYLVANIA-(CONTINUED)
   IDR,
   6.90%, 01/01/22(a)                                   $     500   $    526,465
   7.00%, 01/01/34(a)                                         500        526,010
                                                                    ------------
Bucks (County of) Industrial Development Authority
   (Ann's Choice, Inc. Facility),
   Series 2005 A,
   Retirement Community IDR,
   5.90%, 01/01/27(a)                                       1,000      1,031,420
   6.25%, 01/01/35(a)                                       1,000      1,064,640
                                                                    ------------
Chartiers Valley Industrial & Commercial Development
   Authority (Asbury Health Center);
   Series 1999,
   Refunding First Mortgage IDR,
   6.38%, 12/01/19(a)                                       1,000      1,038,710
                                                                    ------------
   Series 2006,
   Refunding First Mortgage IDR,
   5.13%, 12/01/12(a)                                         500        500,410
   5.25%, 12/01/13(a)                                         500        503,350
   5.25%, 12/01/15(a)                                         260        261,498
   5.38%, 12/01/16(a)                                         500        506,035
   5.75%, 12/01/22(a)                                         935        973,690
                                                                    ------------
Crawford (County of) Hospital
   Authority (Wesbury United
   Methodist Community);
   Series 1999,
   Senior Living Facilities RB,
   6.25%, 08/15/29 (a)                                        750        774,187
                                                                    ------------
Cumberland (County of) Municipal Authority
   (Wesley Affiliated Services, Inc.);
   Series 2002 A,
   Retirement Community RB,
   6.00%, 01/01/13(a)                                         705        716,971
   7.13%, 01/01/25(a)                                         700        818,622
                                                                    ------------
Fulton (County of) Industrial
   Development Authority (The
   Fulton County Medical Center
   Project); Series 2006, Hospital IDR,
   5.88%, 07/01/31 (a)                                      1,500      1,556,385
                                                                    ------------
Harrisburg Authority (The)
   (The Harrisburg University of Science
   and Technology Project);
   Series 2007 A,
   University RB,
   5.40%, 09/01/16 (a)                                      1,000      1,010,810
                                                                    ------------
Series 2007 B, University of Science RB,
   6.00%, 09/01/36 (a)                                      1,225      1,248,569
                                                                    ------------
Lancaster (County of) Hospital
   Authority (Saint Anne's Home);
   Series 1999, Health Center RB,
   6.63%, 04/01/28 (a)                                        500        518,020
                                                                    ------------
Lancaster (County of) Industrial Development
   Authority
   (Garden Spot Village Project);
   Series 2000 A,
   IDR,
   7.60%, 05/01/10(a)(c)(d)                                   250        282,175
   7.63%, 05/01/10(a)(c)(d)                                   500        564,740
                                                                    ------------
Lawrence (County of) Industrial
   Development Authority
   (Shenango Presbyterian Senior Care
   Obligated Group);
   Series 2001
   B, Senior Health & Housing Facilities IDR,
   7.50%, 11/15/31 (a)                                      1,000      1,083,040
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                        PRINCIPAL
                                                         AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
PENNSYLVANIA-(CONTINUED)
Lebanon (County of) Health
   Facilities Authority
   (Pleasant View Retirement);
   Series 2005 A, Health Center RB,
   5.30%, 12/15/26 (a)                                  $   1,000   $  1,024,560
                                                                    ------------
Lehigh (County of) General Purpose Authority (Bible
   Fellowship Church Home Inc.);
   Series 2001,
   First Mortgage RB,
   7.63%, 11/01/21(a)                                         250        277,575
   7.75%, 11/01/33(a)                                         750        832,500
                                                                    ------------
Montgomery (County of) Higher
   Education & Health Authority
   (Philadelphia Geriatric Center);
   Series 1999 A, RB,
   7.38%, 12/01/09 (a)(c)(d)                                1,340      1,488,753
                                                                    ------------
Montgomery (County of) Higher Education & Health
   Authority
   (Temple Continuing Care Center);
   Series 1999, RB,
   6.63%, 07/01/19(a)(i)(j)                                 1,250         37,500
   6.75%, 07/01/29(a)(i)(j)                                   460         13,800
                                                                    ------------
Montgomery (County of) Industrial
   Development Authority
   (Whitemarsh Continuing Care
   Retirement Community Project);
   Series 2005, Mortgage IDR,
   6.25%, 02/01/35 (a)                                      1,000      1,071,290
                                                                    ------------
North Penn (Region of) Health,
   Hospital & Education Authority
   (Maple Village Project);
   Series 2000 A, Hospital RB,
   8.00%, 04/01/10 (a)(c)(d)                                  300        337,482
                                                                    ------------
Pennsylvania (State of) Economic
   Development Financing Authority
   (Northwestern Human Services,
   Inc. Project); Series 1998 A, RB,
   5.25%, 06/01/14 (a)                                      1,000      1,001,580
                                                                    ------------
Pennsylvania (State of) Higher Educational
   Facilities Authority (Student Association,
   Inc. Project at California University of
   Pennsylvania);
   Series 2000 A,
   Student Housing RB,
   6.75%, 09/01/20(a)                                         500        545,305
   6.75%, 09/01/32(a)                                         320        347,978
                                                                    ------------
Philadelphia (City of) Industrial
   Development Authority
   (Cathedral Village Project);
   Series 2003 A, IDR,
   6.88%, 04/01/34 (a)                                        500        559,245
                                                                    ------------
Westmoreland (County of) Industrial Development
   Authority (Redstone Presbyterian Senior Care
   Obligated Group);
   Series 2005 A, IDR,
   5.25%, 01/01/13(a)                                         500        510,050
   5.75%, 01/01/26(a)                                       1,000      1,056,820
   5.88%, 01/01/32(a)                                         500        530,665
                                                                    ------------
                                                                      27,005,275
                                                                    ------------
RHODE ISLAND-0.05%
Tobacco Settlement Financing Corp.;
   Series 2002 A,
   Asset-Backed RB,
   6.13%, 06/01/32 (a)                                        240        256,982
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
SOUTH CAROLINA-1.55%
South Carolina (State of) Jobs-Economic Development
   Authority (Palmetto Health Alliance);
   Series 2000 A,
   Hospital Facilities Improvement RB,
   7.38%, 12/15/10(a)(c)(d)                             $     800   $    918,640
   Series 2003 A,
   Refunding Hospital Facilities RB,
   6.13%, 08/01/23(a)                                       1,500      1,632,000
                                                                    ------------
South Carolina (State of) Jobs-Economic Development
   Authority (South Carolina Episcopal Home at
   Still Hopes Project);
   Series 2004 A,
   Residential Care Facilities RB,
   6.25%, 05/15/25(a)                                         750        781,170
   6.38%, 05/15/32(a)                                       1,250      1,326,000
                                                                    ------------
South Carolina (State of) Jobs-Economic Development
   Authority (Wesley Commons Project);
   Series 2000,
   First Mortgage Health Facilities RB,
   7.75%, 10/01/10(a)(c)(d)                                   700        800,184
   8.00%, 10/01/10(a)(c)(d)                                   300        345,294
   Series 2006,
   First Mortgage Health Facilities RB,
   5.13%, 10/01/26(a)                                       1,000      1,012,560
                                                                    ------------
Tobacco Settlement Revenue
   Management Authority; Series
   2001 B, Tobacco Settlement RB,
   6.38%, 05/15/28 (a)                                      1,170      1,259,341
                                                                    ------------
                                                                       8,075,189
                                                                    ------------
SOUTH DAKOTA-0.41%
South Dakota (State of) Health & Educational
   Facilities Authority
   (Westhills Village Retirement Community);
   Series 2003, RB,
   5.65%, 09/01/23(a)                                         500        531,010
   Series 2006, RB,
   5.00%, 09/01/25(a)                                         750        772,553
   5.00%, 09/01/31(a)                                         830        852,252
                                                                    ------------
                                                                       2,155,815
                                                                    ------------
TENNESSEE-1.13%
Davidson & Williamson
   (Counties of) (Harpeth Valley Utilities
   District);
   Series 2004,
   Utilities Improvement RB,
(INS-MBIA Insurance Corp.)
   5.00%, 09/01/34 (a)(b)                                   1,000      1,057,240
                                                                    ------------
Johnson City (City of) Health & Educational
   Facilities Board
   (Appalachian Christian Village Project);
   Series 2004 A, Retirement Facilities RB,
   6.00%, 02/15/24(a)                                         500        507,320
   6.25%, 02/15/32(a)                                         350        368,015
                                                                    ------------
Sevier (County of) Public
   Building Authority (Local
   Government Public Improvement);
   Series 1995 A, VRD RB,
(INS-Ambac Assurance Corp.)
   3.94%, 06/01/15 (b)(h)                                   1,889      1,889,000
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
TENNESSEE-(CONTINUED)
Shelby (County of) Health, Educational &
   Housing Facilities
   Board (Trezevant Manor Project);
   Series 2006 A, RB,
   5.63%, 09/01/26(a)                                   $   1,000   $  1,028,310
   5.75%, 09/01/37(a)                                       1,000      1,029,050
                                                                    ------------
                                                                       5,878,935
                                                                    ------------
TEXAS-6.88%
Abilene (City of) Health
   Facilities Development Corp.
   (Sears Methodist Retirement
   System Obligated Group Report);
   Series 2003 A, Retirement
   Facility RB,
   7.00%, 11/15/33 (a)                                      1,000      1,110,770
                                                                    ------------
Atlanta (City of) Hospital
   Authority; Series 1999,
   Hospital Facility RB,
   6.70%, 08/01/19 (a)                                        500        522,740
                                                                    ------------
Bexar (County of) Health
   Facilities Development Corp.
   (Army Retirement Residence Project);
   Series 2002, RB,
   6.30%, 07/01/12 (a)(c)(d)                                  500        567,090
                                                                    ------------
Bexar (County of) Housing Finance Corp.
   (American Opportunity Housing);
   Series 2002 A-1,
   Sr. Multi-Family Housing RB,
   6.85%, 12/01/23 (a)                                        750        815,993
                                                                    ------------
Board of Regents of the University of Texas System;
   Series 2001 C,
   Financing System RB,
   5.00%, 08/15/11(a)(c)(d)                                 1,000      1,057,680
                                                                    ------------
   Series 2003 B,
   Financing System RB,
   5.00%, 08/15/33(a)                                       1,500      1,568,610
                                                                    ------------
Comal (County of) Health
   Facilities Development Corp.
   (McKenna Memorial Hospital Project);
   Series 2002 A,
   Healthcare System RB,
   6.25%, 02/01/32 (a)                                      1,000      1,089,860
                                                                    ------------
Corpus Christi (Port of)
   Industrial Development Corp.
   (Valero);
   Series 1997 C,
   Refunding IDR,
   5.40%, 04/01/18 (a)                                        605        625,739
                                                                    ------------
Dallas-Fort Worth (Cities of)
   International Airport
   Facilities Improvement Corp.;
   Series 2000 A-3, Refunding RB,
   9.13%, 05/01/29 (a)(f)                                     500        622,090
                                                                    ------------
Decatur (City of) Hospital Authority
   (Wise Regional Health System);
   Series 2004 A,
   Hospital RB,
   5.63%, 09/01/13(a)                                       1,735      1,774,714
   7.00%, 09/01/25(a)                                         825        908,573
   7.13%, 09/01/34(a)                                         905        999,220
                                                                    ------------
Grand Prairie (City of) Housing Finance Corp.
   (Independent Senior Living Center);
   Series 2003, RB,
   7.50%, 07/01/17(a)                                         920        917,028
   7.63%, 01/01/20(a)                                       1,000        996,330
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
TEXAS-(CONTINUED)
Gulf Coast Waste Disposal
   Authority (Valero Energy Corp. Project);
   Series 2001, RB,
   6.65%, 04/01/32 (a)(f)                               $     900   $    983,160
                                                                    ------------
Harris (County of) Health
   Facilities Development Corp.
   (Memorial Hermann Health Care);
   Series 2001 A, Hospital RB,
   6.38%, 06/01/11 (a)(c)(d)                                  500        558,610
                                                                    ------------
Harris (County of) Health
   Facilities Development Corp.
   (Saint Luke's Episcopal Hospital);
   Series 2001 A, RB,
   5.63%, 08/15/11 (a)(c)(d)                                  750        811,350
                                                                    ------------
Harris (County of);
   Series 2002, Refunding Limited Tax GO,
   5.13%, 08/15/12 (a)(b)(c)(d)                               370        396,684
                                                                    ------------
HFDC of Central Texas, Inc.
   (Villa de San Antonio Project);
   Series 2004 A, RB,
   6.00%, 05/15/25 (a)                                        500        511,270
                                                                    ------------
HFDC of Central Texas, Inc.;
   Series 2006 A,
   Retirement Facilities RB,
   5.63%, 11/01/26(a)                                         750        774,248
   5.50%, 11/01/31(a)                                         500        503,755
   5.75%, 11/01/36(a)                                       1,000      1,029,440
                                                                    ------------
Hidalgo (County of) Health Services Corp.
   (Mission Hospital, Inc. Project);
   Series 2005,
   Hospital RB,
   5.00%, 08/15/15(a)                                         500        513,520
   5.00%, 08/15/19(a)                                         700        715,085
                                                                    ------------
Houston (City of) (Continental
   Airlines, Inc. Terminal E Project);
   Series 2001 E,
   Airport System Special
   Facilities RB,
   6.75%, 07/01/29 (a)(f)                                     500        538,490
                                                                    ------------
Houston (City of) Health Facilities Development
   Corp. (Buckingham Senior Living Community);
   Series 2004 A,
   Retirement Facilities RB,
   7.00%, 02/15/23(a)                                         300        336,351
   7.00%, 02/15/26(a)                                         750        838,965
   7.13%, 02/15/34(a)                                         450        504,329
                                                                    ------------
Meadow Parc Development, Inc.
   (Meadow Parc Apartments Project);
   Series 1998,
   Multi-Family Housing RB,
   6.50%, 12/01/30 (a)                                      1,200      1,222,740
                                                                    ------------
Mesquite (City of) Health
   Facilities Development Corp.
   (Christian Care Centers, Inc. Project);
   Series 2005, RB,
   5.63%, 02/15/35 (a)                                      1,000      1,056,640
                                                                    ------------
Midlothian Development Authority;
   Series 1999,
   Tax Increment Contract Allocation RB,
   6.70%, 11/15/23(a)                                         700        726,740
                                                                    ------------
   Series 2001,
   Tax Increment Contract Allocation RB,
   7.88%, 11/15/26(a)                                       1,000      1,147,630
                                                                    ------------
   Series 2004,
   Tax Increment Contract Allocation RB,

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
TEXAS-(CONTINUED)
   6.20%, 11/15/29 (Acquired 12/02/04;
   Cost $1,000,000) (a)(e)                              $   1,000   $  1,026,390
                                                                    ------------
Tarrant (County of) Cultural Education Facilities
   Finance Corp. (Northwest Senior Housing Corp.-
   Edgemere Project);
   Series 2006 A,
   Retirement Facility RB,
   6.00%, 11/15/26 (a)                                        700        755,699
   6.00%, 11/15/36 (a)                                      2,000      2,145,900
                                                                    ------------
Texas (State of) Public Finance Authority
   (School Excellence Education Project);
   Series 2004 A, Charter School Finance Corp. RB,
   7.00%, 12/01/34 (Acquired 12/02/04;
   Cost $987,580) (a)(e)                                    1,000      1,106,380
                                                                    ------------
Travis (County of) Health Facilities Development
   Corp. (Querencia Barton Creek Project);
   Series 2005,
   Retirement Facilities RB,
   5.50%, 11/15/25 (a)                                      1,650     1,689,451
   5.65%, 11/15/35 (a)                                      1,250     1,288,612
                                                                    ------------
Woodhill Public Facility Corp.
   (Woodhill Apartments Project);
   Series 1999, Multi-Family
   Housing RB,
   7.50%, 12/01/29 (a)                                      1,000       993,960
                                                                    ------------
                                                                     35,751,836
                                                                    ------------
UTAH-0.24%
Spanish Fork (City of) (American Leadership Academy);
   Series 2006,
   Charter School RB,
   5.70%, 11/15/36 (a)                                      1,250      1,253,563
                                                                    ------------
VIRGIN ISLANDS-0.03%
Virgin Islands (Commonwealth of) Public Finance
   Authority;
   Series 2004 A, Sr.
   Lien Matching Fund Loan Notes RB,
   5.25%, 10/01/24 (a)                                        150        158,783
                                                                    ------------
VIRGINIA-2.93%
Chesterfield (County of) Health Center Commission
   (Lucy Corr Village);
   Series 2005,
   Refunding Mortgage RB,
   5.38%, 12/01/28 (a)                                      2,250      2,275,313
                                                                    ------------
Henrico (County of) Economic Development Authority
   (Virginia United Methodist Homes);
   Series 2002 A,
   Refunding Residential Care Facility RB,
   6.50%, 06/01/22 (a)                                        750        806,130
                                                                    ------------
James City (County of) Economic Development Authority
   (Williamsburg Lodging);
   Series 2005 A,
   First Mortgage Residential Care Facilities RB,
   5.50%, 09/01/34 (a)                                        750        778,800
                                                                    ------------
Lynchburg (City of) Industrial Development Authority
   (The Summit);
   Series 2002 A, Residential Care Facility
   Mortgage IDR,
   6.25%, 01/01/28 (a)                                        500        518,645
                                                                    ------------
New Kent (County of) Community Development Authority
   (Farm Bureau);

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
VIRGINIA-(CONTINUED)
   Series 2006 A,
   Special Assessment RB,
   5.13%, 03/01/36 (a)                                  $   1,500   $  1,515,285
                                                                    ------------
   Series 2006 B,
   Special Assessment RB,
   5.45%, 03/01/36 (a)                                      1,000      1,008,520
                                                                    ------------
Norfolk Redevelopment & Housing Authority
   (Fort Norfolk Retirement Community, Inc.-Harbor's
   Edge Project);
   Series 2004 A,
   First Mortgage Retirement Community RB,
   6.00%, 01/01/25 (a)                                        500        527,735
   6.13%, 01/01/35 (a)                                      1,100      1,162,403
                                                                    ------------
Peninsula Ports Authority (Virginia Baptist Homes);
   Series 2003 A,
   Residential Care Facility RB,
   7.38%, 12/01/13 (a)(c)(d)                                  500        607,010
                                                                    ------------
   Series 2006 C,
   Refunding Residential Care Facility RB,
   5.38%, 12/01/26 (a)                                      1,000      1,041,720
   5.40%, 12/01/33 (a)                                      2,000      2,071,400
                                                                    ------------
Tobacco Settlement Financing Corp.;
   Series 2005,
   Asset-Backed RB,
   5.50%, 06/01/26 (a)                                        500        532,140
   5.63%, 06/01/37 (a)                                      2,250      2,393,077
                                                                    ------------
                                                                      15,238,178
                                                                    ------------
WASHINGTON-0.25%
Lake Tapps Parkway Properties;
   Series 1999 A, Special Revenue VRD RB,
(LOC-U.S. Bank, N.A.)
   3.96%, 12/01/19 (h)                                        494        494,000
                                                                    ------------
Skagit (County of) Public Hospital District No. 1
   (Skagit Valley Hospital);
   Series 2005, RB,
   5.50%, 12/01/30 (a)                                        750        790,995
                                                                    ------------
                                                                       1,284,995
                                                                    ------------
WEST VIRGINIA-0.12%
Ohio (County of) County Commission Special District
   (Fort Henry Economy Development);
   Series 2006 B,
   Refunding & Improvement Excise Tax RB,
   5.63%, 03/01/36 (a)                                        590        612,420
                                                                    ------------
WISCONSIN-4.08%
Badger Tobacco Asset Securitization Corp.;
   Series 2002, Tobacco Settlement
   Asset-Backed RB,
   6.13%, 06/01/27 (a)                                      2,165      2,320,317
                                                                    ------------
Milwaukee (City of) Redevelopment Authority
   (Milwaukee Science Education Consortium, Inc.
   Project);
   Series 2005 A, RB,
   5.63%, 08/01/25 (a)                                      2,000      2,031,000
   5.75%, 08/01/35 (a)                                      1,815      1,840,973
                                                                    ------------
Waukesha (City of) Redevelopment Authority
   (Kirkland Crossings Project);
   Series 2006,
   Refunding Sr. Housing RB,

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
WISCONSIN-(CONTINUED)
   5.50%, 07/01/31 (a)                                  $   1,460   $  1,492,383
   5.60%, 07/01/41 (a)                                      1,000      1,028,850
                                                                    ------------
Wisconsin (State of) Health & Educational Facilities
   Authority (Beaver Dam Community Hospitals, Inc.
   Project);
   Series 2004 A, RB,
   6.50%, 08/15/26 (a)                                        250        273,355
   6.75%, 08/15/34 (a)                                        950      1,041,105
                                                                    ------------
Wisconsin (State of) Health & Educational Facilities
   Authority (Community Memorial Hospital, Inc.
   Project);
   Series 2003, RB,
   7.13%, 01/15/22 (a)                                      1,085      1,165,290
                                                                    ------------
Wisconsin (State of) Health & Educational Facilities
   Authority (Community Rehabilitation Providers
   Facilities Acquisition Program);
   Series 1998, RB,
   6.88%, 12/01/23 (a)                                        200        209,462
                                                                    ------------
Wisconsin (State of) Health & Educational Facilities
   Authority (Eastcastle Place, Inc. Project);
   Series 2004, RB,
   6.00%, 12/01/24 (a)                                        500        518,030
   6.13%, 12/01/34 (a)                                      1,000      1,030,920
                                                                    ------------
Wisconsin (State of) Health & Educational Facilities
   Authority (FH Healthcare Development Inc.
   Project);
   Series 1999, RB,
   6.25%, 11/15/09 (a)(c)(d)                                1,250      1,349,937
                                                                    ------------
Wisconsin (State of) Health & Educational Facilities
   Authority (New Castle Place Project);
   Series 2001 A, RB,
   7.00%, 12/01/31 (a)                                        250        261,658
                                                                    ------------
Wisconsin (State of) Health & Educational Facilities
   Authority (Oakwood Village Project);
   Series 2000 A, RB,
   7.63%, 08/15/30 (a)(c)                                   1,000      1,090,180
                                                                    ------------
Wisconsin (State of) Health & Educational Facilities
   Authority (Tomah Memorial Hospital, Inc. Project);
   Series 2003, RB,
   6.00%, 07/01/15 (a)                                        100        104,873
   6.13%, 07/01/16 (a)                                        150        157,980
   6.63%, 07/01/28 (a)                                        750        795,622
                                                                    ------------
Wisconsin (State of) Health & Educational Facilities
   Authority (Wisconsin Illinois Senior Housing,
   Inc.);
   Series 2006,
   Refunding RB,
   5.50%, 08/01/16 (a)                                      2,020      2,057,107
   5.80%, 08/01/29 (a)                                      2,400      2,470,416
                                                                    ------------
                                                                      21,239,458
                                                                    ------------
WYOMING-0.10%
Teton (County of) Hospital District (Saint John's
   Medical Center);
   Series 2002, Hospital RB,
   6.75%, 12/01/22 (a)                                        500        536,540
                                                                    ------------
TOTAL INVESTMENTS-99.20%
   (Cost $494,409,949)                                              $515,885,306
                                                                    ------------
OTHER ASSETS LESS LIABILITIES-0.80%                                    4,153,902
                                                                    ------------
NET ASSETS-100.00%                                                  $520,039,208
                                                                    ============

Investment Abbreviations:

CEP -- Credit Enhancement Provider
COP -- Certificates of Participation
GO  -- General Obligation Bonds
IDR -- Industrial Development Revenue Bonds
INS -- Insurer
LOC -- Letter of Credit
PCR -- Pollution Control Revenue Bonds
RB  -- Revenue Bonds
Sr. -- Senior
VRD -- Variable Rate Demand

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at December 31, 2006 was $509,148,306, which represented 97.91% of the Fund's Net Assets. See Note 1A.

(b) Principal and/or interest payments are secured by the bond insurance company listed.

(c) Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(d) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at December 31, 2006 was $8,278,395, which represented 1.59% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(f)  Security subject to the alternative minimum tax.

(g) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(h) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is rate in effect on December 31, 2006.

(i) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at December 31, 2006 was $1,206,992, which represented 0.23% of the Fund's Net Assets.

(j) Defaulted security. Currently, the issuer is in default with respect to interest payments. The aggregate value of these securities at December 31, 2006 was $1,206,992, which represented 0.23% of the Fund's Net Assets.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2006
(Unaudited)

     NOTE 1-- SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

               Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations with maturities of 60 days or less and commercial paper are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par.

               Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

               The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

     C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

AIM HIGH INCOME MUNICIPAL FUND

     D. LOWER-RATED SECURITIES - The Fund may invest 100% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

     NOTE 2--INVESTMENT SECURITIES

     The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended December 31, 2006 was $184,752,940 and $29,605,970, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $23,694,385
Aggregate unrealized (depreciation) of investment securities    (2,217,529)
                                                               -----------
Net unrealized appreciation of investment securities           $21,476,856
                                                               ===========

Cost of investments for tax purposes is $494,408,450.

                            AIM TAX-EXEMPT CASH FUND
          Quarterly Schedule of Portfolio Holdings - December 31, 2006

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com               TEC-QTR-1 12/06            A I M Advisors, Inc.

AIM TAX-EXEMPT CASH FUND

SCHEDULE OF INVESTMENTS
December 31, 2006
(Unaudited)

                                          RATINGS(A)     PRINCIPAL
                                       ---------------    AMOUNT
                                        S&P    MOODY'S     (000)        VALUE
                                       -----   -------   ---------   -----------
MUNICIPAL OBLIGATIONS-100.44%
ALABAMA-5.98%
Montgomery (City of)
   Industrial Development Board
   (Industrial Partners Project);
   Series 1989, Refunding VRD IDR
   (LOC-SunTrust Bank)
   3.95%, 01/01/07 (b)(c)                 --       Aa2   $     220   $   220,000
                                                                     -----------
Oxford (City of); Series
   2003, Unlimited Tax VRD GO Wts.
   (LOC-Branch Banking & Trust Co.)
   4.00%, 07/01/15 (b)(c)                 --    VMIG-1       2,765     2,765,000
                                                                     -----------
                                                                       2,985,000
                                                                     -----------
COLORADO-2.80%
Arvada (City of); Series
   2001, Water Enterprise VRD RB
   (INS-Financial Securities
   Assurance Inc.)
   3.70%, 11/01/20 (b)(d)               A-1+        --         700       700,000
                                                                     -----------
Concord (Metropolitan District of);
   Series 2004, Refunding &
   Improvement Unlimited Tax GO
   (LOC-Wells Fargo Bank, N.A.)
   3.75%, 12/01/07 (b)(c)               A-1+        --         700       700,000
                                                                     -----------
                                                                       1,400,000
                                                                     -----------
DISTRICT OF COLUMBIA-3.89%
District of Columbia (Resources for
   the Future Inc.); Series 1998,
   VRD RB (LOC-Citibank N.A.)
   (Acquired 01/03/06; Cost
   $1,945,000)
   3.95%, 08/01/29 (b)(c)(e)(f)           --        --       1,945     1,945,000
                                                                     -----------
FLORIDA-2.11%
JEA Water and Sewer System; Series
   2002 B, RB (INS-Financial
   Securities Assurance Inc.)
   5.25%, 10/01/07 (d)                   AAA       Aaa         250       253,042
                                                                     -----------

                                          RATINGS(A)     PRINCIPAL
                                       ---------------    AMOUNT
                                        S&P    MOODY'S     (000)        VALUE
                                       -----   -------   ---------   -----------
FLORIDA-(CONTINUED)
Seminole (County of) Industrial
   Development Authority (Florida
   Living Nursing Center, Inc.);
   Series 1991, Multi-Modal Health
   Facilities VRD IDR (LOC-Bank of
   America, N.A.)
   4.11%, 02/01/11 (b)(c)                 --    VMIG-1   $     800   $   800,000
                                                                     -----------
                                                                       1,053,042
                                                                     -----------
GEORGIA-5.11%
Floyd (County of) Development
   Authority (Shorter College
   Project); Series 1998, VRD RB
   (LOC-SunTrust Bank)
   3.96%, 06/01/17 (b)(c)               A-1+        --       1,100     1,100,000
                                                                     -----------
Georgia (State of) Finance &
   Investment Commission; Series
   1992 B, Unlimited Tax GO
   6.25%, 03/01/07                       AAA       Aaa         250       251,073
                                                                     -----------
Tallapoosa (City of) Development
   Authority (U.S. Can Co. Project);
   Series 1994, Refunding VRD IDR
   (LOC-Deutsche Bank A.G.)
   4.15%, 02/01/15 (b)(c)(g)             A-1        --       1,200     1,200,000
                                                                     -----------
                                                                       2,551,073
                                                                     -----------
IDAHO-1.60%
Custer (County of) Pollution Control
   (Amoco Oil Co.-Standard Oil
   Industry Project); Series 1983,
   VRD PCR
   3.55%, 10/01/09 (b)(g)               A-1+        --         800       800,000
                                                                     -----------
ILLINOIS-7.86%
Chicago (City of) Park District;
   Series 2001 B, Refunding
   Unlimited Tax GO (INS-Financial
   Guaranty Insurance Co.)
   4.75%, 01/01/07 (d)                   AAA       Aaa         420       420,000
                                                                     -----------
Cook (County of) Community College
   District No. 524- (Moraine Valley
   Community College) Series 2007 A,
   Unlimited Tax GO
   5.00%, 12/01/07                        --       Aa1         500       506,050
                                                                     -----------

AIM TAX-EXEMPT CASH FUND

                                          RATINGS(A)     PRINCIPAL
                                       ---------------    AMOUNT
                                        S&P    MOODY'S     (000)        VALUE
                                       -----   -------   ---------   -----------
ILLINOIS-(CONTINUED)
Illinois (State of) Development
   Finance Authority (Institute of
   Gas Technology Project); Series
   1999, VRD IDR (LOC-Harris N.A.)
   4.01%, 09/01/24 (b)(c)               A-1+        --   $   1,900   $ 1,900,000
                                                                     -----------
Illinois (State of) Educational
   Facilities Authority (Lake County
   Family YMCA); Series 2000, VRD RB
   (LOC-Harris N.A.)
   3.97%, 11/01/30 (b)(c)               A-1+        --       1,100     1,100,000
                                                                     -----------
                                                                       3,926,050
                                                                     -----------
INDIANA-2.99%
Indiana (State of) Bond Bank; Series
   2006 A, Midyear Funding Program
   Notes
   4.50%, 02/02/07                     SP-1+        --         500       500,341
                                                                     -----------
Indiana (State of) Health Facility
   Financing Authority (Stone Belt
   Arc Inc. Project); Series 2005,
   VRD RB (LOC-JPMorgan Chase Bank,
   N.A.)
   4.15%, 02/01/25 (b)(c)                 --    VMIG-1         995       995,000
                                                                     -----------
                                                                       1,495,341
                                                                     -----------
IOWA-3.40%
Iowa (State of) Finance Authority
   (YMCA Project); Series 2000,
   Economic Development VRD RB
   (LOC-Wells Fargo Bank, N.A)
   4.01%, 06/01/10 (b)(c)(e)              --        --       1,700     1,700,000
                                                                     -----------
KENTUCKY-8.09%
Ewing (City of) Kentucky Area
   Development District Financing
   Trust (Lease Acquisition
   Program); Series 2000, VRD RB
   (LOC-Wachovia Bank, N.A.)
   4.02%, 06/01/33 (b)(c)(i)            A-1+        --       4,039     4,039,000
                                                                     -----------
MARYLAND-4.75%
Baltimore (County of) (Blue Circle
   Inc. Project); Series 1992,
   Economic Development VRD RB
   (LOC-BNP Paribas)
   3.97%, 12/01/17 (b)(c)(g)(i)           --    VMIG-1       1,467     1,467,000
                                                                     -----------

                                          RATINGS(A)     PRINCIPAL
                                       ---------------    AMOUNT
                                        S&P    MOODY'S     (000)        VALUE
                                       -----   -------   ---------   -----------
MARYLAND-(CONTINUED)
Queen Anne's (County of) (Safeway
   Inc. Project); Series 1994,
   Refunding Economic Development
   VRD RB (LOC-Deutsche Bank A.G.)
   3.85%, 12/01/09 (b)(c)(g)             A-1        --   $     905   $   905,000
                                                                     -----------
                                                                       2,372,000
                                                                     -----------
MASSACHUSETTS-0.51%
Massachusetts (Commonwealth of);
   Series 1997 C, Consolidated Loan
   Refunding Limited Tax GO
   5.00%, 08/01/07 (j)(k)                AAA       Aaa         250       254,419
                                                                     -----------
MICHIGAN-5.78%
Detroit (City of);
   Series 2001 A-1
   Unlimited Tax GO (INS- MBIA
   Insurance Corp.)
   4.00%, 04/01/07(d)                    AAA       Aaa         500       500,374
                                                                     -----------
   Series 2006
   Limited Tax TAN GO (LOC-Bank of
   Nova Scotia)
   4.50%, 03/01/07(c)(g)               SP-1+        --         500       500,597
                                                                     -----------
Kalamazoo (County of)
   Public Schools; Series 2006,
   School Building and Site
   Refunding Unlimited Tax GO
   (INS-Financial Securities
   Assurance Inc.)
   4.00%, 05/01/07 (d)                   AAA       Aaa         390       390,352
                                                                     -----------
Oakland (County of)
   Economic Development Corp.
   (Rochester College Project);
   Series 2001, VRD Limited
   Obligation RB (LOC-JPMorgan Chase
   Bank, N.A.)
   3.98%, 08/01/21 (b)(c)(i)              --    VMIG-1       1,153     1,153,000
                                                                     -----------
Warren (City of)
   Consolidated Schools
   District; Series 2003, Limited
   Tax GO (INS-Financial Guaranty
   Insurance Co.)
   5.00%, 05/01/07 (d)                   AAA       Aaa         340       341,574
                                                                     -----------
                                                                       2,885,897
                                                                     -----------
MISSOURI-1.70%
   Kansas City (City of)
   Industrial Development Authority
   (Ewing Marion Kauffman
   Foundation); Series 1997 B, RB
   5.70%, 04/01/07 (j)(k)                AAA        --         100       100,503
                                                                     -----------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TAX-EXEMPT CASH FUND

                                          RATINGS(A)     PRINCIPAL
                                       ---------------    AMOUNT
                                        S&P    MOODY'S     (000)        VALUE
                                       -----   -------   ---------   -----------
MISSOURI-(CONTINUED)
Missouri (State of)
   Development Finance Board
   (Utilities Lease Financing
   Program); Series 2005 A,
   Commercial Paper Notes (LOC-U.S.
   Bank N.A.)
   3.65%, 01/18/07 (c)                    --       P-1   $     750   $   750,000
                                                                     -----------
                                                                         850,503
                                                                     -----------
NEW MEXICO-6.01%
New Mexico (State of) Hospital
   Equipment Loan Council (Dialysis
   Clinic, Inc. Project); Series
   2000, VRD RB (LOC-SunTrust Bank)
   3.96%, 07/01/25 (b)(c)                 --    VMIG-1       3,000     3,000,000
                                                                     -----------
NEW YORK-0.21%
New York (State of) Thruway
   Authority; Highway and Bridge
   Trust Fund Series 1997 A, RB
   5.25%, 04/01/07 (j)(k)                AAA       Aaa         100       102,377
                                                                     -----------
NORTH CAROLINA-0.25%
Fayetteville (City of) Public Works
   Commission; Series 1997, RB
   5.13%, 03/01/07 (j)(k)                AAA       Aaa         125       126,512
                                                                     -----------
NORTH DAKOTA-8.49%
   Fargo (City of) (Cass Oil Co.
   Project); Series 1984, Commercial
   Development VRD RB (LOC-U.S. Bank
   N.A.)
   4.07%, 12/01/14 (b)(c)               A-1+        --       4,240     4,240,000
                                                                     -----------
OKLAHOMA-2.51%
   Tulsa (County of) Industrial
   Authority; Series 2003 A, Capital
   Improvements VRD RB
   3.60%, 05/15/17 (b)                  A-1+        --         650       650,000
                                                                     -----------
   Series 2006 D, Capital
   Improvements RB (INS-Financial
   Securities Assurance Inc.)
   4.25%, 07/01/07 (d)                   AAA        --         600       602,013
                                                                     -----------
                                                                       1,252,013
                                                                     -----------
PENNSYLVANIA-4.09%
Cumberland (County of) Municipal
   Authority (Dickinson College);
   Series 1996 B, VRD RB
   (LOC-Citizens Bank of
   Pennsylvania)
   3.63%, 11/01/26 (b)(c)               A-1+        --         300       300,000
                                                                     -----------

                                          RATINGS(A)     PRINCIPAL
                                       ---------------    AMOUNT
                                        S&P    MOODY'S     (000)        VALUE
                                       -----   -------   ---------   -----------
PENNSYLVANIA-(CONTINUED)
Franklin (County of) Industrial
   Development Authority
   (Chambersburg Hospital Obligated
   Group Projects); Series 2000,
   Health Care VRD IDR (INS-Ambac
   Assurance Corp.)
   3.96%, 12/01/24 (b)(d)               A-1+        --   $   1,745   $ 1,745,000
                                                                     -----------
                                                                       2,045,000
                                                                     -----------
SOUTH CAROLINA-1.00%
Chester (County of) School District;
   Series 2003, Refunding Unlimited
   Tax GO (INS-Financial Securities
   Assurance Inc.)
   5.00%, 02/01/07 (d)                   AAA       Aaa         500       500,545
                                                                     -----------
TENNESSEE-2.90%
Hawkins (County of) Industrial
   Development Board (Leggett &
   Platt Inc.); Series 1988 B,
   Refunding VRD IDR (LOC-Wachovia
   Bank, N.A.)
   4.07%, 10/01/27 (b)(c)(e)              --        --       1,450     1,450,000
                                                                     -----------
TEXAS-14.91%
Bexar (County of) Health Facilities
   Development Corp. (Warm Springs
   Rehabilitation Foundation
   Project); Series 1997, Health
   Care System VRD RB (LOC-JPMorgan
   Chase Bank, N.A)
   3.98%, 09/01/27 (b)(c)                 --    VMIG-1       2,500     2,500,000
                                                                     -----------
Denton (County of) Upper Trinity
   Regional Water District; Series
   2006 A, Commercial Paper Notes
   (LOC-Bank of America, N.A.)
   3.57%, 06/18/07 (c)                  A-1+       P-1         500       500,000
                                                                     -----------
Garland (City of) Industrial
   Development Authority Inc.
   (Carroll Co. Project); Series
   1984, VRD IDR (LOC-Wells Fargo
   Bank, N.A.)
   (Acquired 09/12/05; Cost
   $2,800,000)
   3.98%, 12/01/14 (b)(c)(f)              --       Aaa       2,800     2,800,000
                                                                     -----------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TAX-EXEMPT CASH FUND

                                          RATINGS(A)     PRINCIPAL
                                       ---------------    AMOUNT
                                        S&P    MOODY'S     (000)        VALUE
                                       -----   -------   ---------   -----------
TEXAS-(CONTINUED)
Sherman (City of) Higher Education
   Finance Corp. (Austin College
   Project); Series 1997, Higher
   Education VRD RB (LOC-Bank of
   America, N.A.)
   3.95%, 01/01/18 (b)(c)(i)            A-1+        --   $   1,651   $ 1,651,000
                                                                     -----------
                                                                       7,451,000
                                                                     -----------
WASHINGTON-1.70%
Seattle (Port of) Industrial
   Development Corp. (Sysco Food
   Services of Seattle, Inc.
   Project); Series 1994, Refunding
   VRD IDR
   3.99%, 11/01/25 (b)(i)               A-1+    VMIG-1         851       851,000
                                                                     -----------
WISCONSIN-1.80%
Kimberly (Village of) (Fox Cities
   YMCA Project); Series 2002, VRD
   RB (LOC-M&I Marshall & Ilsley
   Bank)
   4.00%, 04/01/32 (b)(c)                 --    VMIG-1         900       900,000
                                                                     -----------
TOTAL INVESTMENTS-100.44%
   (Cost $50,175,772) (l)(m)                                          50,175,772
                                                                     -----------
OTHER ASSETS LESS
   LIABILITIES-(0.44)%                                                  (217,856)
                                                                     -----------
NET ASSETS-100.00%                                                   $49,957,916
                                                                     -----------

Investment Abbreviations:

GO   -- General Obligation Bonds
IDR  -- Industrial Development Revenue Bonds
INS  -- Insurer
LOC  -- Letter of Credit
TAN  -- Tax Anticipation Notes
PCR  -- Pollution Control Revenue Bonds
RB   -- Revenue Bonds
VRD  -- Variable Rate Demand
Wts. -- Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service. Inc. ("Moody's"), except as indicated in note (e) below.

(b) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on December 31, 2006.

(c) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(d) Principal and/or interest payments are secured by the bond insurance company listed.

(e) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.

(f) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at December 31, 2006 was $4,745,000, which represented 9.50% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(g) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.

(h) Interest rate is redetermined periodically. Rate shown is the rate in effect on December 31, 2006.

(i) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(j) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(k) Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(l) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities                           Percentage
--------                           ----------
Wachovia Bank, N.A.                   11.0%
Wells Fargo Bank, N.A.                10.4
U.S. Bank N.A.                        10.0
JPMorgan Chase Bank, N.A.              9.3
SunTrust Bank                          8.6
Harris N.A                             6.0
Bank of America N.A                    5.9
Branch Banking & Trust Co.             5.5
Other Entities Less than 5% Each      33.7

(m)  Also represents cost for federal income tax purposes.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TAX-EXEMPT CASH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

                         AIM TAX-FREE INTERMEDIATE FUND
          Quarterly Schedule of Portfolio Holdings - December 31, 2006

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com              TFI-QTR-1 12/06             A I M Advisors, Inc.

AIM TAX-FREE INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS
December 31, 2006
(Unaudited)

                                          RATINGS(A)    PRINCIPAL
                                        -------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                        ---   -------   ---------   ------------
MUNICIPAL OBLIGATIONS-100.12%
ALABAMA-1.33%
Birmingham (City of);
   Series 2001 B, Refunding
   Unlimited Tax GO Wts.
   (INS-Financial Security
   Assurance Inc.)
   5.25%, 07/01/10 (b)(c)               AAA       Aaa   $   1,950   $  2,049,450
                                                                    ------------
Jefferson (County of);
   Series 2000, School RB Wts.
   (INS-Financial Security
   Assurance Inc.)
   5.05%, 02/15/09 (b)(c)               AAA       Aaa       1,000      1,028,190
                                                                    ------------
                                                                       3,077,640
                                                                    ------------
AMERICAN SAMOA-0.50%
American Samoa (Territory of);
   Series 2000, Refunding Unlimited
   Tax GO (INS-ACA Financial
   Guaranty Corp.)
   6.00%, 09/01/07 (b)(c)                 A        --       1,150      1,164,203
                                                                    ------------
ARIZONA-1.39%
Phoenix (City of) Civic
   Improvements Corp.;
   Series 2001, Refunding
   Wastewater System Jr.
   Lien RB (INS-Financial
   Guaranty Insurance Co.)
   5.25%, 07/01/11 (b)(c)               AAA       Aaa       3,000      3,199,740
                                                                    ------------
ARKANSAS-0.76%
Little Rock (City of)
   School District;
   Series 2001 C,
   Limited Tax GO
   (INS-Financial
   Security Assurance Inc.)
   5.00%, 02/01/10 (b)(c)                --       Aaa       1,695      1,762,444
                                                                    ------------
COLORADO-0.90%
Boulder (County of)
   Open Space Capital
   Improvement Trust
   Fund; Series 1998,
   RB
   5.25%, 12/15/09 (b)                  AA-       --        1,000      1,025,070
                                                                    ------------
Northwest Parkway
   Public Highway
   Authority; Sr.
   Series 2001 A, RB
   (INS-Financial
   Security Assurance Inc.)
   5.00%, 06/15/11 (b)(c)               AAA       Aaa       1,000      1,056,200
                                                                    ------------
                                                                       2,081,270
                                                                    ------------

                                          RATINGS(A)    PRINCIPAL
                                        -------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                        ---   -------   ---------   ------------
CONNECTICUT-0.45%
Connecticut (State of) Resources
   Recovery Authority (Bridgeport
   Resco Co. L.P. Project);
   Series 1999, Refunding RB
   (INS-MBIA Insurance Corp.)
   5.13%, 01/01/09 (b)(c)               AAA       Aaa   $   1,000   $  1,027,700
                                                                    ------------
DISTRICT OF COLUMBIA-8.64%
District of Columbia;
   Series 1993 B-1 Refunding
   Unlimited Tax GO (INS-Ambac
   Assurance Corp.)
   5.50%, 06/01/09(b)(c)                AAA       Aaa       1,250      1,301,925
                                                                    ------------
   Series 1993 B-2 Refunding
   Unlimited Tax GO (INS-Financial
   Security Assurance Inc.)
   5.50%, 06/01/07(b)(c)                AAA       Aaa       3,000      3,023,460
                                                                    ------------
   Series 1999 B Refunding Unlimited
   Tax GO (INS-Financial
   Security Assurance Inc.)
   5.50%, 06/01/10(b)(c)                AAA       Aaa       1,415      1,495,344
                                                                    ------------
   Series 1999 B Unlimited Tax GO
   (INS-Financial Security Assurance
   Inc.)
   5.50%, 06/01/09(b)(c)                AAA       Aaa      12,050     12,550,557
                                                                    ------------
Washington Convention
   Center Authority; Series 1998, Sr.
   Lien Dedicated Tax RB (INS-Ambac
   Assurance Corp.)
   5.25%, 10/01/09 (b)(c)               AAA       Aaa       1,500      1,554,405
                                                                    ------------
                                                                      19,925,691
                                                                    ------------
FLORIDA-0.97%
Florida (State of)
   Board of Education;
   Series 2000 B,
   Lottery RB (INS-Financial
   Guaranty Insurance Co.)
   5.75%, 07/01/10 (b)(c)               AAA       Aaa       1,000      1,068,260
                                                                    ------------
Village Center Community
   Development District; Series
   1998 A, Refunding Recreational RB
   (INS-MBIA Insurance Corp.)
   5.50%, 11/01/10 (b)(c)               AAA       Aaa       1,105      1,177,300
                                                                    ------------
                                                                       2,245,560
                                                                    ------------

AIM TAX-FREE INTERMEDIATE FUND

                                          RATINGS(A)    PRINCIPAL
                                        -------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                        ---   -------   ---------   ------------
GEORGIA-1.59%
Dalton (City of); Series 1999,
   Combined Utilities RB
   (INS-Financial
   Security Assurance Inc.)
   5.75%, 01/01/10 (b)(c)               AAA       Aaa   $   1,015   $  1,074,885
                                                                    ------------
Georgia (State of); Series 1992 B
   Unlimited Tax GO
   6.30%, 03/01/09(b)                   AAA       Aaa       1,425      1,504,130
   6.30%, 03/01/10(b)                   AAA       Aaa       1,000      1,080,180
                                                                    ------------
                                                                       3,659,195
                                                                    ------------
HAWAII-0.46%
Hawaii (State of); Series 1993 CA,
   Unlimited Tax GO (INS-MBIA
   Insurance Corp.)
   5.75%, 01/01/10 (b)(c)               AAA       Aaa      1,000       1,059,300
                                                                    ------------
ILLINOIS-6.66%
Chicago (City of) (Central Loop
   Redevelopment); Sub.
   Series 2000 A, Tax
   Increment Allocation RB
   (INS-ACA Financial Guaranty Corp.)
   6.50%, 12/01/08 (b)(c)                 A        --      8,000       8,348,640
                                                                    ------------
Chicago (City of) Midway Airport;
   Series 1996 A, RB
   (INS-MBIA Insurance Corp.)
   5.30%, 01/01/08 (b)(c)               AAA       Aaa      1,000       1,011,220
                                                                    ------------
Illinois (State of) Health Facilities
   Authority (Children's Memorial
   Hospital); Series 1999 A, RB
   (INS-Ambac Assurance Corp.)
   5.50%, 08/15/07 (b)(c)               AAA       Aaa      1,580       1,597,522
                                                                    ------------
Illinois (State of); First
   Series 2001, Refunding Unlimited
   Tax GO (INS-Financial
   Security Assurance Inc.)
   5.25%, 10/01/11 (b)(c)               AAA       Aaa      1,790       1,912,758
                                                                    ------------
Madison & Saint Clair (Counties of)
   School District #10
   (Collinsville School Building);
   Series 2001, Unlimited Tax GO
   (INS-Financial Guaranty Insurance
   Co.)
   5.00%, 02/01/11 (b)(c)               AAA       Aaa      1,150       1,206,925
                                                                    ------------
McHenry (County of) Community
   Consolidated School District #47
   (Crystal Lake); Series 1999,
   Unlimited Tax GO (INS-Financial
   Security Assurance Inc.)
   5.13%, 02/01/10 (b)(c)                --        Aaa      1,250      1,286,238
                                                                    ------------
                                                                      15,363,303
                                                                    ------------

                                          RATINGS(A)    PRINCIPAL
                                        -------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                        ---   -------   ---------   ------------
INDIANA-1.11%
Richland-Bean Blossom School Building
   Corp.; Series 2001,
   First Mortgage RB
   5.00%, 07/15/10 (b)(d)               AAA       Aaa   $   1,045   $  1,080,248
                                                                    ------------
Zionsville (City of)
   Community Schools Building Corp.;
   Series 2002, First Mortgage RB
   5.00%, 07/15/11 (b)(d)               AAA       Aaa       1,420      1,492,377
                                                                    ------------
                                                                       2,572,625
                                                                    ------------
KANSAS-1.91%
Johnson (County of) Water
   District #1; Series 2001, RB
   5.00%, 06/01/11 (b)                  AAA       Aaa       1,770      1,868,642
                                                                    ------------
Wyandotte (County of) & Kansas City
   (City of) Unified Government
   (Redevelopment Project-Area B);
   Series 2001, Special
   Obligation RB (INS-Ambac
   Assurance Corp.)
   5.00%, 12/01/10 (b)(c)               AAA       Aaa         620        650,671
                                                                    ------------
Wyandotte (County of) School District
   #500; Series 2001,
   Unlimited Tax GO (INS-Financial
   Security Assurance Inc.)
   5.50%, 09/01/11 (b)(c)               AAA       Aaa       1,750      1,885,118
                                                                    ------------
                                                                       4,404,431
                                                                    ------------
LOUISIANA-1.62%
Louisiana (State of)
   Energy & Power Authority (Power
   Project); Series 2000,
   Refunding RB (INS-Financial
   Security Assurance Inc.)
   5.75%, 01/01/11 (b)(c)               AAA       Aaa       2,500      2,689,525
                                                                    ------------
New Orleans (City of);
   Series 2000, Certificates of
   Indebtedness RB (INS-Financial
   Security Assurance Inc.)
   5.50%, 12/01/09 (b)(c)               AAA       Aaa       1,000      1,046,910
                                                                    ------------
                                                                       3,736,435
                                                                    ------------
MASSACHUSETTS-4.49%
Massachusetts (State of);
   Series 1997 A Refunding Limited
   Tax GO (INS-Financial Guaranty
   Insurance Co.)
   5.75%, 08/01/08(b)(c)                AAA       Aaa       5,000      5,163,000
                                                                    ------------
   Series 2000 A
   Consumer Lien Limited Tax GO
   5.75%, 02/01/09(b)                    AA       Aa2       5,000      5,208,850
                                                                    ------------
                                                                      10,371,850
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TAX-FREE INTERMEDIATE FUND

                                          RATINGS(A)    PRINCIPAL
                                        -------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                        ---   -------   ---------   ------------
MICHIGAN-2.44%
Detroit (City of);
   Series 1997 B, Refunding Unlimited
   Tax GO (INS-MBIA Insurance Corp.)
   5.38%, 04/01/10 (b)(c)               AAA       Aaa   $   1,630   $  1,680,318
                                                                    ------------
Hartland (City of)
   Consolidated School District;
   Series 2001, Refunding
   Unlimited Tax GO (CEP-Michigan
   School Bond Loan Fund)
   5.50%, 05/01/11 (b)                   AA       Aa2       1,000      1,071,280
                                                                    ------------
Michigan (State of)
   Strategic Fund (Detroit Edison
   Co.); Series 1995 CC, Refunding
   Limited Obligation RB (INS-Ambac
   Assurance Corp.)
   4.85%, 09/01/11 (b)(c)(e)             --       Aaa       1,000      1,037,470
                                                                    ------------
Taylor (City of);
   Series 2001, COP
   (INS-Ambac Assurance Corp.)
   5.00%, 02/01/11 (b)(c)               AAA       Aaa         495        519,884
                                                                    ------------
Troy (City of)
   Downtown Development Authority;
   Series 2001, Refunding &
   Development Tax Allocation RB
   (INS-MBIA Insurance Corp.)
   5.00%, 11/01/10 (b)(c)               AAA       Aaa       1,265      1,325,846
                                                                    ------------
                                                                       5,634,798
                                                                    ------------
MINNESOTA-1.17%
Western Minnesota Municipal Power
   Agency; Series 2001 A
   Refunding RB (INS-Ambac Assurance
   Corp.)
   5.50%, 01/01/10(b)(c)                 --       Aaa       1,245      1,311,520
   5.50%, 01/01/11(b)(c)                 --       Aaa       1,300      1,391,572
                                                                    ------------
                                                                       2,703,092
                                                                    ------------
MISSISSIPPI-0.74%
Rankin (County of)
   School District; Series 2001,
   Unlimited Tax GO (INS-Financial
   Security Assurance Inc.)
   5.00%, 10/01/11 (b)(c)               AAA       Aaa       1,625      1,715,285
                                                                    ------------
MISSOURI-0.49%
Missouri (State of)
   Health & Educational Facilities
   Authority (Webster University);
   Series 2001, Educational
   Facilities RB (INS-MBIA Insurance
   Corp.)
   5.00%, 04/01/11 (b)(c)                --       Aaa       1,075      1,131,061
                                                                    ------------

                                          RATINGS(A)    PRINCIPAL
                                        -------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                        ---   -------   ---------   ------------
NEVADA-0.67%
Nevada (State of);
   Series 1999 A, Capital Improvement
   & Cultural Affairs Limited Tax GO
   5.00%, 02/01/10 (b)                  AA+       Aa1   $   1,500   $  1,550,640
                                                                    ------------
NEW JERSEY-4.68%
Hudson (County of);
   Series 2006,
   Unlimited Tax GO
   (INS-CIFG Assurance North America)
   4.25%, 09/01/15 (b)(c)               AAA       Aaa       2,500      2,563,675
                                                                    ------------
New Jersey (State of)
   Transportation Trust Fund
   Authority; Series 1999 A
   Transportation System RB
   5.50%, 06/15/10(b)(d)                AAA       Aaa       7,060      7,474,634
   5.50%, 06/15/10(b)                   AA-        A1         720        759,657
                                                                    ------------
                                                                      10,797,966
                                                                    ------------
NEW YORK-4.09%
New York (State of)
   Dormitory Authority (Frances
   Schervier Obligated Group);
   Series 1997, RB (INS-Financial
   Security Assurance Inc.)
   5.50%, 07/01/10 (b)(c)               AAA       Aaa       1,205      1,275,432
                                                                    ------------
New York (State of)
   Dormitory Authority (Mental Health
   Services); Series 1997 A, RB
   6.00%, 08/15/07 (b)                  AA-        A1       1,770      1,793,860
                                                                    ------------
New York (State of)
   Dormitory Authority (Pace
   University); Series 1997, RB
   6.00%, 07/01/07 (b)(d)               AAA       Aaa       1,275      1,290,402
                                                                    ------------
New York (State of)
   Local Government Assistance Corp.;
   Series 1996 A, Refunding RB
   (INS-Ambac Assurance Corp.)
   5.13%, 04/01/10 (b)(c)               AAA       Aaa       5,000      5,067,650
                                                                    ------------
                                                                       9,427,344
                                                                    ------------
NORTH CAROLINA-4.92%
Charlotte (City of);
   Series 1998, Refunding Unlimited
   Tax GO
   5.25%, 02/01/10 (b)                  AAA       Aaa       5,000      5,139,000
                                                                    ------------
North Carolina (State of) Eastern
   Municipal Power Agency;
   Series 1993 B, Refunding Power
   System RB (INS-MBIA
   Insurance Corp.)
   7.00%, 01/01/08 (b)(c)               AAA       Aaa       1,000      1,032,830
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TAX-FREE INTERMEDIATE FUND

                                          RATINGS(A)    PRINCIPAL
                                        -------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                        ---   -------   ---------   ------------
NORTH CAROLINA-(CONTINUED)
North Carolina (State of);
   Series 1999 A, Public Improvements
   Unlimited Tax GO
   5.25%, 03/01/09 (b)(d)(e)            AAA       NRR   $   5,000   $  5,186,400
                                                                    ------------
                                                                      11,358,230
                                                                    ------------
NORTH DAKOTA-0.76%
Burleigh (County of)
   (Medcenter One, Inc.);
   Series 1999, Refunding Health
   Care RB (INS-MBIA Insurance Corp.)
  5.25%, 05/01/09 (b)(c)                AAA       Aaa       1,695      1,749,867
                                                                    ------------
OHIO-0.44%
Sugarcreek (City of)
   Local School District; Series
   2006, Refunding School Improvement
   Unlimited Tax GO (INS-Financial
   Security Assurance Inc.)
   4.50%, 12/01/23 (b)(c)                --       Aaa       1,000     1,015,160
                                                                    ------------
OKLAHOMA-1.55%
Grady (County of)
   Industrial Authority; Series
   1999, Correctional
   Facilities Lease RB
   (INS-MBIA Insurance Corp.)
   5.38%, 11/01/09 (b)(c)               AAA       Aaa         230        235,315
                                                                    ------------
Grand River Dam Authority;
   Series 1993, Refunding RB
   (INS-Ambac Assurance Corp.)
   5.50%, 06/01/09 (b)(c)               AAA       Aaa       2,000      2,085,440
                                                                    ------------
Mustang (City of)
   Improvement Authority;
   Series 1999, Utility RB
   (INS-Financial Security
   Assurance Inc.)
   5.25%, 10/01/09 (b)(c)                --        Aaa        750        781,395
                                                                    ------------
Okmulgee (County of)
   Governmental Building Authority;
   Series 2000, First Mortgage
   Sales Tax RB (INS-MBIA Insurance
   Corp.)
   5.60%, 03/01/10 (b)(c)                --       Aaa         465        478,481
                                                                    ------------
                                                                       3,580,631
                                                                    ------------
OREGON-0.44%
Oregon (District of)
   Tri-County Metropolitan
   Transportation; Series 2006,
   Payroll Tax & Grant Receipt
   RB (INS-MBIA Insurance Corp.)
   4.00%, 05/01/14 (b)(c)               AAA       Aaa       1,000      1,004,810
                                                                    ------------

                                          RATINGS(A)    PRINCIPAL
                                        -------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                        ---   -------   ---------   ------------
PENNSYLVANIA-1.55%
Harrisburg (City of)
   Authority Harrisburg University
   of Science; Series 2007 A, RB
   5.40%, 09/01/16 (b)(f)                --        --   $     500   $    505,405
                                                                    ------------
Pennsylvania (State of); First
   Series 2000, Unlimited Tax GO
   (INS-MBIA Insurance Corp.)
   5.50%, 01/15/08 (b)(c)               AAA       Aaa       1,000      1,019,040
                                                                    ------------
Philadelphia (City of)
   School District; Series 1999 D,
   Refunding Unlimited Tax GO
   (INS-MBIA Insurance Corp.)
   5.50%, 03/01/08 (b)(c)               AAA       Aaa       2,000      2,042,620
                                                                    ------------
                                                                       3,567,065
                                                                    ------------
RHODE ISLAND-0.38%
Woonsocket (City of);
   Series 2000, Unlimited Tax GO
   (INS-Financial Guaranty Insurance
   Co.)
   5.25%, 10/01/10 (b)(c)                --       Aaa         840        886,864
                                                                    ------------
SOUTH CAROLINA-3.22%
Piedmont (City of)
   Municipal Power Agency;
   Series 1996 B, Refunding
   Electric RB (INS-Financial
   Guaranty Insurance Co.)
   5.25%, 01/01/08 (b)(c)               AAA       Aaa       4,000      4,061,760
                                                                    ------------
South Carolina (State of) Public
   Service Authority; Series 1999 A,
   RB (INS-MBIA Insurance Corp.)
   5.50%, 01/01/10 (b)(c)               AAA       Aaa       1,000      1,050,820
                                                                    ------------
South Carolina (State of)
   Transportation Infrastructure Bank;
   Series 1999 A, RB (INS-Ambac
   Assurance Corp.)
   5.50%, 10/01/09 (b)(c)                --       Aaa       1,180      1,237,018
                                                                    ------------
South Carolina (State of);
   Series 2001 B, Capital
   Improvements Unlimited Tax GO
   5.50%, 04/01/11 (b)                  AA+       Aaa       1,000      1,074,060
                                                                    ------------
                                                                       7,423,658
                                                                    ------------
TEXAS-24.18%
Amarillo (City of)
   Health Facilities Corp.
   (Baptist Saint Anthony's
   Hospital); Series 1998, RB
   (INS-Financial Security
   Assurance Inc.)
   5.50%, 01/01/10 (b)(c)                --       Aaa       1,275      1,336,111
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TAX-FREE INTERMEDIATE FUND

                                          RATINGS(A)    PRINCIPAL
                                        -------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                        ---   -------   ---------   ------------
TEXAS-(CONTINUED)
Arlington (City of)
   Independent School District;
   Series 2000, Unlimited Tax GO
   (CEP-Texas Permanent School Fund)
   5.25%, 02/15/08 (b)                   --       Aaa   $   1,000   $  1,017,490
                                                                    ------------
Austin (City of);
   Series 2001, Limited Tax
   Certificates GO
   5.00%, 09/01/11 (b)                  AA+       Aa1       1,900      2,006,381
                                                                    ------------
Canadian (City of)
   River Municipal Water Authority;
   Series 1999 Conjunctive Use
   Contract RB
   5.00%, 02/15/09 (b)(d)(e)            AAA       Aaa       2,245      2,307,882
                                                                    ------------
Dallas (City of)
   Waterworks & Sewer System;
   Series 1999, Refunding RB
   5.50%, 10/01/09 (b)                  AA+       Aa2       1,500      1,570,485
                                                                    ------------
Garland (City of);
   Series 2001, Limited Tax
   Certificates GO (INS-MBIA
   Insurance Corp.)
   5.25%, 02/15/11 (b)(c)               AAA       Aaa       2,435      2,580,564
                                                                    ------------
Harris (County of)
   Health Facilities Development
   Corp. (Memorial Hermann Hospital
   System Project); Series 1998,
   Hospital RB (INS-Financial
   Security Assurance Inc.)
   5.50%, 06/01/09 (b)(c)               AAA       Aaa       5,500      5,715,600
                                                                    ------------
Houston (City of)
   Convention & Entertainment
   Facilities Department;
   Series 2001 A Refunding Hotel
   Occupancy Tax Special RB
   (INS-Ambac Assurance Corp.)
   5.50%, 09/01/10(b)(c)                AAA       Aaa       3,000      3,184,080
   5.50%, 09/01/11(b)(c)                AAA       Aaa       4,000      4,303,520
                                                                    ------------
   Series 2001 B
   Hotel Occupancy Tax Special RB
   (INS-Ambac Assurance Corp.)
   5.25%, 09/01/10(b)(c)                AAA       Aaa       2,865      3,016,501
   5.25%, 09/01/11(b)(c)                AAA       Aaa       2,360      2,514,061
   5.50%, 09/01/11(b)(c)                AAA       Aaa       2,460      2,646,665
                                                                    ------------
Katy (City of)
   Independent School District;
   Series 1999 A, Unlimited Tax GO
   (CEP-Texas Permanent School Fund)
   5.20%, 02/15/10 (b)                  AAA       Aaa       1,285      1,325,375
                                                                    ------------

                                          RATINGS(A)    PRINCIPAL
                                        -------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                        ---   -------   ---------   ------------
TEXAS-(CONTINUED)
La Joya (City of)
   Independent School
   District; Series 1998,
   Unlimited Tax GO
   5.38%, 02/15/08 (b)(d)(e)            AAA       Aaa   $   1,535   $  1,564,933
                                                                    ------------
Lower Colorado River
   Authority; Series 1999 B,
   Refunding RB (INS-Financial
   Security Assurance Inc.)
   6.00%, 05/15/10 (b)(c)               AAA       Aaa       1,460      1,549,337
                                                                    ------------
North Texas Municipal
   Water District; Series 2001,
   Water System RB (INS-MBIA
   Insurance Corp.)
   5.00%, 09/01/11 (b)(c)               AAA       Aaa       1,040      1,098,687
                                                                    ------------
San Antonio (City of);
   Series 1994 Electric & Gas RB
   5.00%, 02/01/12(b)                    AA       Aa1       2,375      2,516,597
                                                                    ------------
   Series 1998 A
   Electric & Gas RB
   5.25%, 02/01/09(b)(d)(e)             AAA       NRR       2,960      3,083,610
   5.25%, 02/01/10(b)                    AA       Aa1       5,540      5,770,242
                                                                    ------------
   Series 1998 A
   Refunding Limited Tax GO
   5.00%, 02/01/11(b)                   AA+       Aa2       1,490      1,529,798
                                                                    ------------
Texas Tech University;
   Series 1999 6th, Revenue
   Financing System RB (INS-Ambac
   Assurance Corp.)
   5.25%, 02/15/11 (b)(c)               AAA       Aaa       3,910      4,031,992
                                                                    ------------
   Series 1999 6th,
   Revenue Financing System RB
   5.25%, 02/15/09 (b)(d)(e)            AAA       Aaa       1,090      1,126,025
                                                                    ------------
                                                                      55,795,936
                                                                    ------------
UTAH-0.48%
Tooele (County of)
   School District; Series 2001,
   Unlimited Tax GO (CEP-Utah School
   Bond Guaranty)
   4.50%, 06/01/11 (b)                  AAA       Aaa       1,075      1,112,313
                                                                    ------------
VIRGINIA-1.01%
Harrisonburg (City of)
   Industrial Development Authority
   (Rockingham Memorial Hospital)
   Series 2006, Hospital Facilities
   RB (INS-Ambac Assurance Corp.)
   4.25%, 08/15/23 (b)(c)               AAA       Aaa       1,000        987,050
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TAX-FREE INTERMEDIATE FUND

                                          RATINGS(A)    PRINCIPAL
                                        -------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                        ---   -------   ---------   ------------
VIRGINIA-(CONTINUED)
Norton (City of)
   Industrial Development
   Authority (Norton Community
   Hospital); Series 2001,
   Refunding & Improvement Hospital
   RB (INS-ACA Financial Guaranty
   Corp.)
   5.13%, 12/01/10 (b)(c)                 A        --   $   1,315   $  1,338,447
                                                                    ------------
                                                                       2,325,497
                                                                    ------------
WASHINGTON-11.60%
Energy Northwest
   (Project #3); Series 2001 A
   Refunding Electric RB
   (INS-Financial Security Assurance
   Inc.)
   5.50%, 07/01/10(b)(c)                AAA       Aaa       2,000      2,117,580
   5.50%, 07/01/11(b)(c)                AAA       Aaa       7,500      8,050,725
                                                                    ------------
Seattle (City of);
   Series 2001, Refunding Municipal
   Light & Power Improvements RB
   (INS-Financial Security Assurance
   Inc.)
   5.25%, 03/01/11 (b)(c)               AAA       Aaa       3,000      3,176,370
                                                                    ------------
Snohomish (County of);
   Series 2001, Limited Tax GO
   5.25%, 12/01/11 (b)                   AA       Aa3       2,685      2,871,393
                                                                    ------------
Spokane (City of);
   Series 1999 B, Unlimited Tax GO
   5.40%, 01/01/10 (b)                  AA-        A2       2,075      2,111,665
                                                                    ------------
Washington (State of)
   (Department of Ecology); Series
   2001, Refunding COP (INS-Ambac
   Assurance Corp.)
   4.75%, 04/01/11 (b)(c)               AAA       Aaa       5,310      5,455,653
                                                                    ------------
Washington (State of);
   Series 1999 R-2000A Refunding
   Unlimited Tax GO
   5.50%, 01/01/08(b)                    AA       Aa1       1,135      1,155,816
                                                                    ------------
   Series 2001 R-A Refunding
   Unlimited Tax GO
   5.00%, 09/01/10(b)                    AA       Aa1       1,745      1,823,700
                                                                    ------------
                                                                      26,762,902
                                                                    ------------
WISCONSIN-2.53%
Fond du Lac (City of)
   School District; Series 2000,
   Refunding Unlimited Tax GO
   5.25%, 04/01/10 (b)(d)(e)            NRR       Aaa       1,000      1,048,440
                                                                    ------------
Wisconsin (State of);
   Series 1993 2 Refunding Unlimited
   Tax GO

                                          RATINGS(A)    PRINCIPAL
                                        -------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                        ---   -------   ---------   ------------
WISCONSIN-(CONTINUED)
   5.13%, 11/01/11(b)                   AA-       Aa3   $   2,000   $  2,124,780
                                                                    ------------
   Series 1999 C Unlimited Tax GO
   5.75%, 05/01/10(b)                   AA-       Aa3       2,500      2,659,625
                                                                    ------------
                                                                       5,832,845
                                                                    ------------
TOTAL INVESTMENTS-100.12%
   (Cost $224,372,999)                                               231,027,351
                                                                    ------------
OTHER ASSETS LESS LIABILITIES-(0.12)%                                   (286,873)
                                                                    ------------
NET ASSETS-100.00%                                                  $230,740,478
                                                                    ------------

Investment Abbreviations:

CEP  -- Credit Enhancement Provider

COP  -- Certificates of Participation

GO   -- General Obligation Bonds

INS  -- Insurer

Jr.  -- Junior

NRR  -- Not Re-Rated

RB   -- Revenue Bonds

Sr.  -- Senior

Sub. -- Subordinated

Wts. -- Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security.

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at December 31, 2006 was $231,027,351, which represented 100.12% of the Fund's Net Assets. See Note 1A.

(c) Principal and/or interest payments are secured by the bond insurance company listed.

(d) Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TAX-FREE INTERMEDIATE FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations with maturities of 60 days or less and commercial paper are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par.

          Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

AIM TAX-FREE INTERMEDIATE FUND

NOTE 2 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended December 31, 2006 was $28,233,784 and $158,861,537, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $6,675,105
Aggregate unrealized (depreciation) of investment securities      (20,753)
                                                               ----------
Net unrealized appreciation of investment securities           $6,654,352
                                                               ==========

Cost of investments is the same for tax and financial statement purposes.

Item 2.  Controls and Procedures.

(a) As of December 14, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 14, 2006, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

         Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Tax-Exempt Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: March 1, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: March 1, 2007


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: March 1, 2007

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.